As filed with the Securities and Exchange Commission on August 23, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices - Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.

(a)	Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Advisers Management Trust
International Equity Portfolio
I Class Shares
S Class Shares

Semi-Annual Report
June 30, 2023
F0324 08/23

International Equity Portfolio Commentary (Unaudited)
The Neuberger Berman Advisers Management Trust International Equity Portfolio (the Fund) Class S posted a total return of 8.98% for the six-month period ended June 30, 2023 (the reporting period), trailing the 11.67% total return of its benchmark, the MSCI EAFE® Index (Net) (the Index) for the same period. (Performance for all share classes is provided in the table immediately following this letter.)
Developed international markets, as measured by the Index, reversed course from 2022 and rallied during this reporting period, albeit with a mid-period dip, as fears of contagion from U.S. bank failures roiled markets temporarily. Growth stocks, which suffered most last year, saw the sharpest rebound.
The rally persisted against the interconnected theme of high inflation and high interest rates. Investors cheered data suggesting optimistic outlooks for both, though markets remained volatile depending on the most recent headlines. For the reporting period, the Index outperformed emerging markets (as measured by the MSCI Emerging Markets Index (Net)) but lagged the U.S. S&P 500® Index (S&P 500).
Within the Index, sector performance varied widely. Information Technology outperformed significantly, buoyed by semiconductors and interest in applications of artificial intelligence (AI). Consumer Discretionary and Industrials stocks also outperformed. Lagging sectors included Real Estate, which declined, Energy, which underperformed given China’s subdued recovery, and Materials. By country, Ireland, Italy and Spain led the Index, and Finland, Norway and Hong Kong declined the most.
The Fund’s underperformance versus the Index resulted primarily from stock selection within Industrials, especially the Trading Companies & Distributors and Professional Services industries. Stock selection and an underweight to Consumer Discretionary was also disadvantageous. By country, stock selection in France and Germany and our allocation to Canada (a non-Index market) detracted from relative results.
France’s Teleperformance and Japan’s TechnoPro Holdings were key detractors. Teleperformance, a customer service solutions provider, reported soft earnings, compounded by a surprise acquisition and concerns over AI-related disruption. TechnoPro, a specialty staffing firm, posted weak results, caused by a slower engineer dispatch rate, increased training periods, and average capacity utilization.
Our holdings within Materials and Health Care, and an underweight to Real Estate added most to relative results. By country, stock selection in the UK, and underweights to Australia and Finland versus the Index had the largest positive impacts.
Japanese semiconductor names Disco Corp. and Tokyo Electron were top contributors. Disco, a semiconductor equipment supplier, reported solid results, driven by equipment shipments to the power semiconductor segment. We sold it during the reporting period as it hit our target price. Tokyo Electron, a semiconductor production equipment manufacturer, rose as hopes of a demand recovery, potentially led by generative AI, drove the sub-sector higher.
Developed international markets led U.S. equities (as measured by the S&P 500) until the middle of the second quarter when the narrow tech rally pushed U.S. equities ahead. While the Eurozone recently entered a technical recession, fundamentally, year-on-year European earnings growth continued to outpace U.S. earnings growth.
Margins have generally remained very resilient with pricing holding up well. However, with the macro backdrop losing momentum, labor costs a headwind, and the full impact of rate increases on demand most likely ahead of us, we remain cautious on earnings over the coming quarters.
As longer-term investors, we remain patient through short-term swings, be they beneficial or a headwind. We believe that the Fund is well diversified, and with an uncertain economic backdrop, remains built around what we believe to be quality businesses with resilient earnings streams. We also continue to work on new ideas that we believe may benefit in a period of higher inflation, higher interest rates, and higher nominal growth driven by increased capital investment aimed at the underinvestment of the recent past.
1

In our view, the key challenge is striking the right balance between quality defensive holdings, secular growth opportunities, and companies with business models that benefit from higher inflation and increased capital expenditure, while avoiding cyclical companies with excessive leverage. We believe the Fund is well positioned to do that.
Sincerely,
Elias Cohen and Thomas Hogan
Portfolio Managers
Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund’s portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
2

International Equity Portfolio (Unaudited)

PERFORMANCE HIGHLIGHTS
	Inception Date	Six Month Period Ended 06/30/2023	Average Annual Total Return Ended 06/30/2023
			1 Year	5 Years	10 Years	Life of Fund
Class I1	01/30/2018	9.22%	14.11%	3.63%	5.19%	4.70%
Class S	04/29/2005	8.98%	13.60%	3.10%	4.90%	4.55%
MSCI EAFE® Index (Net)[2,3]		11.67%	18.77%	4.39%	5.41%	4.93%
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.
The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class’s returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.
 As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2022 were 1.78% and 2.04% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 1.01% and 1.51% after expense reimbursements and/or fee waivers for Class I and Class S shares, respectively. The expense ratios for the semi-annual period ended June 30, 2023 can be found in the Financial Highlights section of this report.
3

Endnotes (Unaudited)

1	Performance shown prior to January 30, 2018, for Class I shares is that of Class S shares, which has higher expenses and correspondingly lower returns than Class I shares.
2	The date used to calculate Life of Fund performance for the index is April 29, 2005, the inception date of Class S shares, the Fund’s oldest share class.
3
The MSCI EAFE® Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the
United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using
(for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks (except the withholding taxes noted above), and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).
Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.
The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.
© 2023 Neuberger Berman BD LLC, distributor. All rights reserved.
4

Information About Your Fund’s Expenses (Unaudited)
As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.
This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2023 and held for the entire period. The table illustrates the Fund’s costs in two ways:
Actual Expenses and Performance:
The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund’s actual performance during the period indicated.
You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled
"Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expense Example (Unaudited)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL EQUITY PORTFOLIO
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period	Expense
Actual	1/1/23	6/30/23	1/1/23 – 6/30/23	Ratio
Class I	$1,000.00	$1,092.20	$5.29 (a)	1.02%
Class S	$1,000.00	$1,089.80	$7.88 (a)	1.52%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,019.74	$5.11 (b)	1.02%
Class S	$1,000.00	$1,017.26	$7.60 (b)	1.52%

(a)
For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)
Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period
(assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

5

Legend June 30, 2023 (Unaudited)
International Equity Portfolio
Counterparties:
SSB	= State Street Bank and Trust Company
Other Abbreviations:
ADR	= American Depositary Receipt
Management or NBIA	= Neuberger Berman Investment Advisers LLC
6

Schedule of Investments International Equity Portfolio^ (Unaudited)
June 30, 2023

Number of Shares		Value
Common Stocks 98.0%
Austria 1.1%
7,777	BAWAG Group AG	$358,290 *(a)
Belgium 1.2%
16,560	Azelis Group NV	377,307
Canada 2.5%
19,317	Cenovus Energy, Inc.(b)	328,003
15,726	Softchoice Corp.(b)	214,745
4,417	Toronto-Dominion Bank	273,772
		816,520
China 0.5%
17,400	Shenzhou International Group Holdings Ltd.	167,118
Finland 1.1%
32,119	Nordea Bank Abp	349,322
France 6.9%
474	Air Liquide SA	84,929
11,917	Bureau Veritas SA	326,656
14,158	Exclusive Networks SA	301,260
430	Kering SA	237,236
2,383	Pernod Ricard SA	526,307
2,282	Teleperformance	382,109
6,701	TotalEnergies SE	384,252
		2,242,749
Germany 11.6%
1,730	adidas AG	335,609
4,201	Brenntag SE	327,307
2,336	Deutsche Boerse AG	431,043
19,192	Deutsche Telekom AG	418,344
5,580	HelloFresh SE	137,609 *
1,336	Merck KGaA	220,936
1,995	MTU Aero Engines AG	516,807
10,567	QIAGEN NV	475,832 *
2,711	SAP SE ADR	370,892
4,496	Stabilus SE	270,077
2,339	Symrise AG	245,074
		3,749,530
Hong Kong 3.0%
41,000	AIA Group Ltd.	416,416
29,353	Prudential PLC	413,230
14,300	Techtronic Industries Co. Ltd.	156,379
		986,025
Ireland 4.8%
38,925	Bank of Ireland Group PLC	371,146
7,420	CRH PLC	409,541
5,174	Kerry Group PLC Class A	504,628
Number of Shares		Value
Ireland – cont'd
7,913	Smurfit Kappa Group PLC	$263,616
		1,548,931
Italy 0.9%
36,306	Nexi SpA	284,530 *(a)
Japan 18.1%
7,200	Ebara Corp.(b)	345,447
10,700	Fuji Corp.	189,775
3,100	Fujitsu Ltd.	401,397
8,800	Hitachi Ltd.	547,153
15,400	KDDI Corp.	475,600
9,900	Koito Manufacturing Co. Ltd.	179,657
2,100	Lasertec Corp.(b)	317,345
2,400	Oracle Corp. Japan	178,497
9,400	Otsuka Corp.	366,145
19,500	SCSK Corp.	306,872
800	SMC Corp.	444,609
8,400	Sony Group Corp.	758,269
21,700	TechnoPro Holdings, Inc.(b)	472,069
11,500	Terumo Corp.	366,271
3,500	Tokyo Electron Ltd.	504,099
		5,853,205
Netherlands 5.8%
376	ASML Holding NV	272,023
5,198	Heineken NV	534,195
25,840	ING Groep NV	347,890
23,993	Shell PLC	713,785
		1,867,893
Singapore 0.9%
13,243	DBS Group Holdings Ltd.	309,261
Spain 1.4%
44,547	Bankinter SA	273,673
9,064	Fluidra SA(b)	176,350
		450,023
Sweden 0.7%
2,591	Autoliv, Inc.	220,339
Switzerland 9.4%
2,543	DSM-Firmenich AG	273,663 *
7,815	Julius Baer Group Ltd.	491,924
394	Lonza Group AG	234,802
9,230	Novartis AG	928,104
2,628	Roche Holding AG	803,037
11,446	SIG Group AG	315,611 *
		3,047,141
United Kingdom 20.3%
6,418	AstraZeneca PLC	919,090
41,951	BAE Systems PLC	493,885
See Notes to Financial Statements
7

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
14,342	Bunzl PLC	$546,248
3,771	Coca-Cola Europacific Partners PLC	242,965
16,270	Compass Group PLC	454,997
14,176	Experian PLC	543,346
567,395	Lloyds Banking Group PLC	314,106
5,970	London Stock Exchange Group PLC	634,301
144,057	Petershill Partners PLC	305,896 (a)
21,996	RELX PLC	732,174
28,620	RS GROUP PLC	276,313
21,122	Smith & Nephew PLC	340,140
17,804	TechnipFMC PLC	295,902 *
8,988	Unilever PLC	467,926
		6,567,289
United States 7.8%
1,483	Aon PLC Class A	511,932
2,084	ICON PLC	521,417 *
6,622	Nestle SA	796,075
10,649	Schlumberger NV	523,079
924	Schneider Electric SE	167,836
		2,520,339
Total Common Stocks (Cost $32,027,977)		31,715,812

Number of Shares		Value

Short-Term Investments 3.6%
Investment Companies 3.6%
99,135	State Street Institutional Treasury Money Market Fund Premier Class, 5.02%(c)	$99,135
1,057,976	State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(c)	1,057,976 (d)
Total Short-Term Investments (Cost $1,157,111)		1,157,111
Total Investments 101.6% (Cost $33,185,088)		32,872,923
Liabilities Less Other Assets (1.6)%		(517,998)
Net Assets 100.0%		$32,354,925

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at June 30, 2023 amounted to $948,716, which represents 2.9% of net assets of the Fund.

(b)
All or a portion of this security is on loan at June 30, 2023. Total value of all such securities at June 30,
2023 amounted to $1,556,516, collateralized by cash collateral of $1,057,976 and non-cash (U.S. Treasury
Securities) collateral of $556,204 for the Fund (see Note A of the Notes to Financial Statements).

(c)	Represents 7-day effective yield as of June 30, 2023.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements
8

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Pharmaceuticals	$2,871,167	8.9%
Banks	2,597,460	8.0%
Professional Services	2,456,354	7.6%
Capital Markets	1,863,164	5.8%
Machinery	1,582,637	4.9%
Trading Companies & Distributors	1,527,175	4.7%
Oil, Gas & Consumable Fuels	1,426,040	4.4%
IT Services	1,375,674	4.3%
Insurance	1,341,578	4.1%
Beverages	1,303,467	4.0%
Food Products	1,300,703	4.0%
Life Sciences Tools & Services	1,232,051	3.8%
Semiconductors & Semiconductor Equipment	1,093,467	3.4%
Aerospace & Defense	1,010,692	3.1%
Energy Equipment & Services	818,981	2.5%
Household Durables	758,269	2.3%
Textiles, Apparel & Luxury Goods	739,963	2.3%
Health Care Equipment & Supplies	706,411	2.2%
Chemicals	603,666	1.9%
Containers & Packaging	579,227	1.8%
Software	549,389	1.7%
Industrial Conglomerates	547,153	1.7%
Wireless Telecommunication Services	475,600	1.5%
Personal Care Products	467,926	1.4%
Hotels, Restaurants & Leisure	454,997	1.4%
Diversified Telecommunication Services	418,344	1.3%
Construction Materials	409,541	1.3%
Automobile Components	399,996	1.2%
Financial Services	284,530	0.9%
Electronic Equipment, Instruments & Components	214,745	0.7%
Electrical Equipment	167,836	0.5%
Consumer Staples Distribution & Retail	137,609	0.4%
Short-Term Investments and Other Liabilities—Net	639,113	2.0%
	$32,354,925	100.0%
See Notes to Financial Statements
9

Schedule of Investments International Equity Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
China	$—	$167,118	$—	$167,118
Hong Kong	413,230	572,795	—	986,025
Japan	—	5,853,205	—	5,853,205
Singapore	—	309,261	—	309,261
Other Common Stocks#	24,400,203	—	—	24,400,203
Total Common Stocks	24,813,433	6,902,379	—	31,715,812
Short-Term Investments	—	1,157,111	—	1,157,111
Total Investments	$24,813,433	$8,059,490	$—	$32,872,923

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
10

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
International Equity Portfolio
June 30, 2023
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$32,872,923
Cash	2,251
Foreign currency(b)	104,087
Dividends and interest receivable	205,847
Receivable for securities sold	553,532
Receivable from Management—net (Note B)	8,201
Receivable for securities lending income (Note A)	1,730
Total Assets	33,748,571
Liabilities
Payable to investment manager (Note B)	22,590
Payable for securities purchased	247,232
Payable for Fund shares redeemed	10,938
Payable to trustees	10,438
Payable for cash collateral on loaned securities (Note A)	1,057,976
Other accrued expenses and payables	44,472
Total Liabilities	1,393,646
Net Assets	$32,354,925
Net Assets consist of:
Paid-in capital	$31,498,789
Total distributable earnings/(losses)	856,136
Net Assets	$32,354,925
Net Assets
Class I	$24,004,494
Class S	8,350,431
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	3,496,410
Class S	1,207,242
Net Asset Value, offering and redemption price per share
Class I	$6.87
Class S	6.92
†Securities on loan, at value:
Unaffiliated issuers	$1,556,516
*Cost of Investments:
(a) Unaffiliated issuers	$33,185,088
(b) Total cost of foreign currency	$103,951

See Notes to Financial Statements
11

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
International Equity Portfolio
For the Six Months Ended June 30, 2023
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$569,506
Interest and other income—unaffiliated issuers	12,923
Income from securities loaned—net	10,925
Foreign taxes withheld	(48,053)
Total income	$545,301
Expenses:
Investment management fees (Note B)	137,912
Administration fees (Note B):
Class I	35,913
Class S	12,761
Distribution fees (Note B):
Class S	10,634
Shareholder servicing agent fees:
Class I	125
Class S	672
Audit fees	20,689
Custodian and accounting fees	37,232
Insurance	509
Legal fees	4,075
Shareholder reports	6,891
Trustees' fees and expenses	21,108
Interest	1,768
Miscellaneous and other fees (Note A)	4,954
Total expenses	295,243
Expenses reimbursed by Management (Note B)	(108,873)
Total net expenses	186,370
Net investment income/(loss)	$358,931
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	767,824
Settlement of foreign currency transactions	(3,311)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,733,601
Foreign currency translations	3,657
Net gain/(loss) on investments	2,501,771
Net increase/(decrease) in net assets resulting from operations	$2,860,702
See Notes to Financial Statements
12

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2023 (Unaudited)	December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$358,931	$330,733
Net realized gain/(loss) on investments	764,513	(145,384)
Change in net unrealized appreciation/(depreciation) of investments	1,737,258	(9,856,410)
Net increase/(decrease) in net assets resulting from operations	2,860,702	(9,671,061)
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(9,756,144)
Class S	—	(5,461,480)
Total distributions to shareholders	—	(15,217,624)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	259,479	8,382,066
Class S	59,255	555,003
Proceeds from reinvestment of dividends and distributions:
Class I	—	9,756,144
Class S	—	5,461,479
Payments for shares redeemed:
Class I	(1,883,710)	(2,241,864)
Class S	(882,408)	(5,368,366)
Net increase/(decrease) from Fund share transactions	(2,447,384)	16,544,462
Net Increase/(Decrease) in Net Assets	413,318	(8,344,223)
Net Assets:
Beginning of period	31,941,607	40,285,830
End of period	$32,354,925	$31,941,607
See Notes to Financial Statements
13

Notes to Financial Statements International Equity Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014.The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended.Neuberger Berman Advisers Management Trust International Equity Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs).Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of
14

4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign
15

dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2023 was $33,340,677. The estimated gross unrealized appreciation was $2,603,285 and estimated gross unrealized depreciation was $3,071,039 resulting in net unrealized depreciation in value of investments of $(467,754) based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2022, the Fund recorded the following permanent reclassification primarily related to deemed distributions on shareholder redemptions:
Paid-in Capital	Total Distributable Earnings/(Losses)
$42,139	$(42,139)
The tax character of distributions paid during the years ended December 31, 2022, and December 31, 2021, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2022	2021	2022	2021	2022	2021
$2,306,140	$353,049	$12,911,484	$826,808	$15,217,624	$1,179,857

16

As of December 31, 2022, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$199,961	$—	$(2,204,527)	$—	$—	$(2,004,566)
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales.
6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), the Fund has filed tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. The Fund has determined that certain ECJ tax reclaims in Sweden are "more likely than not" to be sustained after examination by tax authorities. The income recognized from these ECJ tax reclaims is reflected as "Interest and other income—unaffiliated issuers" in the Statement of Operations and the cost to file these additional ECJ tax reclaims is reflected as "Miscellaneous and other fees" in the Statement of Operations. When the ECJ tax reclaim is "more likely than not" to not be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the Statement of Assets and Liabilities.
7
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
8
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
10
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits fund of funds arrangements, and includes (i) limits on control and
17

voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
As of June 30, 2023, the Fund had outstanding loans of securities to certain approved brokers, with a value of $1,556,516, for which it received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,614,180	$—	$—	$—	$1,614,180
Total Borrowings	$1,614,180	$—	$—	$—	$1,614,180
12
Offsetting Assets and Liabilities: The Fund is required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions, if any, that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s securities lending assets at fair value are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund’s securities lending assets by counterparty and net of the related collateral received by the Fund for assets as of June 30, 2023.
Description	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Securities lending	$1,556,516	$—

18

Gross Amounts Not Offset in the Statement of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statement of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statement of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
SSB	$1,556,516	$—	$(1,556,516)	$—	$—	$—	$—	$—
Total	$1,556,516	$—	$(1,556,516)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A net amount greater than zero represents amounts subject to loss as of June 30, 2023, in the event of a counterparty failure. A net amount less than zero represents amounts under-collateralized to each counterparty as of June 30, 2023.

13
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.
14
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.85% of the first $250 million of the Fund’s average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion. Accordingly, for the six months ended June 30, 2023, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.85% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses related to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
19

During the six months ended June 30, 2023, there was no repayment to NBIA under these agreements.
At June 30, 2023, the Fund's contingent liabilities to NBIA under the agreements were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2020	2021	2022	2023
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2023	2024	2025	2026
Class I	1.00%	12/31/26	$269,970	$272,896	$171,807	$87,728
Class S	1.50%	12/31/26	28,846	41,309	67,913	21,145

(a)	Expense limitation per annum of the respective class's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the six months ended June 30, 2023, there were purchase and sale transactions of long-term securities of $6,994,912 and $8,861,690, respectively.
During the six months ended June 30, 2023, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2023, and for the year ended December 31, 2022, was as follows:
	For the Six Months Ended June 30, 2023				For the Year Ended December 31, 2022
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	39,675	—	(279,870)	(240,195)	738,186	1,783,573	(207,522)	2,314,237
Class S	8,797	—	(129,458)	(120,661)	46,115	987,609	(747,287)	286,437
20

Other: At June 30, 2023, affiliated persons, as defined in the 1940 Act, owned 0.03% of the Fund’s outstanding shares.
Note E—Line of Credit:
At June 30, 2023, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2023. During the six months ended June 30, 2023, the Fund did not utilize the Credit Facility.
Note F—Recent Accounting Pronouncement:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, "Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to the fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.
Note G—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.
21

Financial Highlights
International Equity Portfolio
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.
Class I
	Six Months Ended June 30,	Year Ended December 31,				Period from January 30, 2018[a] to December 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$6.29	$16.34	$14.65	$13.77	$11.30	$14.42
Income From Investment Operations:
Net Investment Income/(Loss)[b]	0.08	0.12	0.16	0.07	0.13	0.13
Net Gains or Losses on Securities (both realized and unrealized)	0.50	(4.60)	1.89	1.65	3.01	(3.18)
Total From Investment Operations	0.58	(4.48)	2.05	1.72	3.14	(3.05)
Less Distributions From:
Net Investment Income	—	(0.29)	(0.12)	(0.14)	(0.12)	(0.07)
Net Realized Capital Gains	—	(5.28)	(0.24)	(0.70)	(0.55)	—
Total Distributions	—	(5.57)	(0.36)	(0.84)	(0.67)	(0.07)
Voluntary Contribution from Management	—	—	—	0.01	—	—
Net Asset Value, End of Period	$6.87	$6.29	$16.34	$14.65	$13.77	$11.30
Total Return[c]	9.22%[d]	(22.32)%[e]	14.03%[e]	13.14%[e,f]	28.35%[e]	(21.20)%[d]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$24.0	$23.5	$23.2	$71.2	$65.9	$53.6
Ratio of Gross Expenses to Average Net Assets[g]	1.75%[h]	1.78%	1.45%	1.45%	1.47%	1.49%[h]
Ratio of Net Expenses to Average Net Assets	1.02%[h]	1.01%	1.02%	1.00%	1.00%	1.01%[h]
Ratio of Net Investment Income/(Loss) to Average Net Assets	2.34%[h]	1.12%	0.99%	0.56%	1.00%	1.12%[h]
Portfolio Turnover Rate	22%[d]	64%	31%	31%	26%	31%[d,i]
See Notes to Financial Highlights
22

Financial Highlights  (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$6.35	$16.37	$14.70	$13.81	$11.30	$13.63
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[b]	0.06	0.07	0.08	0.01	0.06	0.02
Net Gains or Losses on Securities (both realized and unrealized)	0.51	(4.60)	1.88	1.65	3.02	(2.33)
Total From Investment Operations	0.57	(4.53)	1.96	1.66	3.08	(2.31)
Less Distributions From:
Net Investment Income	—	(0.21)	(0.05)	(0.07)	(0.02)	(0.02)
Net Realized Capital Gains	—	(5.28)	(0.24)	(0.70)	(0.55)	—
Total Distributions	—	(5.49)	(0.29)	(0.77)	(0.57)	(0.02)
Voluntary Contribution from Management	—	—	—	0.01	—	—
Net Asset Value, End of Period	$6.92	$6.35	$16.37	$14.70	$13.81	$11.30
Total Return[c]	8.98%[d]	(22.69)%[e]	13.35%[e]	12.57%[e,f]	27.69%[e]	(16.95)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$8.4	$8.4	$17.1	$16.3	$16.5	$15.2
Ratio of Gross Expenses to Average Net Assets[g]	2.01%[h]	2.04%	1.78%	1.70%	1.72%	1.73%
Ratio of Net Expenses to Average Net Assets	1.52%[h]	1.51%	1.54%	1.50%	1.50%	1.51%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.84%[h]	0.63%	0.48%	0.06%	0.51%	0.13%
Portfolio Turnover Rate	22%[d]	64%	31%	31%	26%	31%
See Notes to Financial Highlights
23

Notes to Financial Highlights International Equity Portfolio (Unaudited)

a	The date investment operations commenced.
b	Calculated based on the average number of shares outstanding during each fiscal period.
c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

d	Not annualized.
e
The class action proceeds received in 2022 and 2020 had no impact on the Fund’s total return for the years ended December 31, 2022 and 2020, respectively. Had the Fund not received the class action proceeds for the years ended December 31, 2021 and 2019, total return based on per share NAV for the years ended
December 31, 2021 and 2019 would have been:

		Year Ended December 31,
	2021	2019
Class I	12.00%	28.07%
Class S	12.73%	27.41%

f	Had the Fund not received the voluntary contribution in 2020, the total return based on per share NAV for the year ended December 31, 2020, would have been:

Year Ended December 31, 2020
Class I	13.06%
Class S	12.50%

g	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
h	Annualized.
i	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2018 for Class I.
24

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT is available on the SEC’s website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).
Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund’s liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions, which for the relevant period included, among other factors, market volatility as a result of geopolitical tensions (e.g., Russia’s invasion of Ukraine) and rising inflation. The Program Administrator also utilizes information about the Fund’s investment strategy, the characteristics of the Fund’s shareholder base and historical redemption activity.
The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from April 1, 2022 through March 31, 2023. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.
25

Neuberger Berman
Advisers Management Trust
Mid Cap Growth Portfolio
I Class Shares
S Class Shares

Semi-Annual Report
June 30, 2023
B0736 08/23

Mid Cap Growth Portfolio Commentary (Unaudited)
The Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the Fund) Class I generated a total return of 13.40% for the six-month period ended June 30, 2023 (the reporting period), trailing its benchmark, the Russell Midcap® Growth Index (the Index), which returned 15.94% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)
The first half of 2023 proved to be a highly rotational market driven by momentum from a handful of sustained investment trends and an assortment of positive economic, fiscal, and monetary developments that combined to seemingly deflate the prevailing "wall of worry". As bottom-up investors, we were challenged by the inconsistent nature of the market’s responses to corporate fundamentals and forward guidance, as previous market leaders and laggards were held to different expectations. With respect to the most debated and anticipated recession in history, a case can potentially be made that ongoing rotational industry-level corrections may be negating the necessity for a broader and sustained market reset.
From a fundamental standpoint, our companies delivered significantly more hits than misses over the reporting period, but unfortunately many of our winners weren’t rewarded by this market, resulting in an unfavorable imbalance between contributors and detractors within the Fund. As such, positive stock selection within our overweight allocation to Information Technology versus the Index couldn’t completely offset stock-specific issues, broad negative sentiment and/or the performance drag associated with names that we didn’t own across Industrials, Consumer Discretionary, Financials and Communication Services. Drilling down, stock-specific developments resulted in our allocations to Media and Entertainment being the respective leading contributors and detractors to returns at the industry level. With respect to our holdings, Trade Desk, which offers a technology platform for advertising buyers that includes audio, mobile, social, connected, and native advertising, validated their value proposition and our investment thesis by consistently delivering strong results that exceeded expectations, despite a broad downturn in ad spending. The leading detractor was First Republic Bank, which came under significant pressure following the collapse of Silicon Valley Bank and Signature Bank. Given the risk of rapidly spreading fear contagion, we immediately moved to exit our position, preserving significant value by avoiding the stock’s subsequent precipitous decline, which ended with regulators assuming control.
Looking ahead, we’re open to a range of possibilities even as we remain wary of the market’s current buoyancy and apparent dearth of adverse effects from the U.S. Federal Reserve Board’s (Fed) aggressive efforts to elicit a decline in demand in order to effectively curb inflation. The big question is whether this current "bull" rally is sustainable or if it has been more of a mirage, fueled by overly optimistic investor sentiment, Artificial Intelligence-mania and, more recently, "fear-of-missing-out" flows further boosting the market segment, potentially obscuring the Fed’s intended deterioration. While we believe that we aren’t fully out of the woods yet, we acknowledge that the probability of the most severe recessionary scenarios is ebbing and, as a result, we’re cautiously embracing the potential sustainability of this market’s upward trajectory and resiliency. We will continue to leverage our highest conviction ideas, which have experienced their own valuation resets in 2023 despite continuing to execute, and we will seek out new opportunities primed for the prevailing positive sentiment and reduced recessionary angst, while maintaining our bias towards sustainable business models, balance sheet strength and managements capable of consistent execution across varied and potentially unsettled environments.
Sincerely,
Chad Bruso and Trevor Moreno
Co-Portfolio Managers
Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund’s portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
1

Mid Cap Growth Portfolio (Unaudited)

SECTOR ALLOCATION
(as a % of Total Investments*)
Communication Services	6.0%
Consumer Discretionary	13.0
Consumer Staples	2.6
Energy	1.6
Financials	5.7
Health Care	19.4
Industrials	20.5
Information Technology	27.1
Short-Term Investments	4.1
Total	100.0%

*	Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS
	Inception Date	Six Month Period Ended 06/30/2023	Average Annual Total Return Ended 06/30/2023
			1 Year	5 Years	10 Years	Life of Fund
Class I	11/03/1997	13.40%	16.27%	8.30%	10.40%	9.21%
Class S1	02/18/2003	13.28%	16.07%	8.09%	10.13%	9.00%
Russell Midcap® Growth Index[2,3]		15.94%	23.13%	9.71%	11.53%	8.70%
Russell Midcap® Index[2,3]		9.01%	14.92%	8.46%	10.32%	9.36%
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.
The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class’s returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.
As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2022 were 0.97% and 1.21% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.11% after expense reimbursements and/or fee waivers for Class S shares. The expense ratios for the semi-annual period ended June 30, 2023 can be found in the Financial Highlights section of this report.
2

Endnotes (Unaudited)

1	Performance shown prior to February 18, 2003 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.
2	The date used to calculate Life of Fund performance for the index is November 3, 1997, the inception date of Class I shares, the Fund’s oldest share class.
3
The Russell Midcap® Growth Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap growth segment of the U.S. equity market. It includes those Russell
Midcap® Index companies with higher price-to-book ratios and higher forecasted growth rates. The index is rebalanced annually in June. The Russell Midcap Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equity market. It includes approximately 800 of the smallest securities in the Russell 1000® Index. The index is rebalanced annually in
June. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger
Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).
Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.
The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.
© 2023 Neuberger Berman BD LLC, distributor. All rights reserved.
3

Information About Your Fund’s Expenses (Unaudited)
As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.
This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2023 and held for the entire period. The table illustrates the Fund’s costs in two ways:
Actual Expenses and Performance:
The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund’s actual performance during the period indicated.
You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled
"Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expense Example (Unaudited)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MID CAP GROWTH PORTFOLIO
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period	Expense
Actual	1/1/23	6/30/23	1/1/23 – 6/30/23	Ratio
Class I	$1,000.00	$1,134.00	$4.87(a )	0.92%
Class S	$1,000.00	$1,132.80	$5.82(a )	1.10%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.23	$4.61(b )	0.92%
Class S	$1,000.00	$1,019.34	$5.51(b )	1.10%

(a)
For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)
Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period
(assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Legend June 30, 2023 (Unaudited)
Mid Cap Growth Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
5

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)
June 30, 2023

Number of Shares		Value
Common Stocks 95.8%
Aerospace & Defense 3.0%
34,700	Axon Enterprise, Inc.	$6,770,664 *
45,700	HEICO Corp.	8,086,158
		14,856,822
Automobile Components 1.3%
64,300	Aptiv PLC	6,564,387 *
Biotechnology 2.5%
20,250	Alnylam Pharmaceuticals, Inc.	3,846,285 *
12,749	BioMarin Pharmaceutical, Inc.	1,105,083 *
69,157	Natera, Inc.	3,365,180 *
24,934	Neurocrine Biosciences, Inc.	2,351,276 *
16,038	Sarepta Therapeutics, Inc.	1,836,672 *
		12,504,496
Building Products 1.5%
56,300	Builders FirstSource, Inc.	7,656,800 *
Capital Markets 1.5%
77,195	Ares Management Corp. Class A	7,437,738
Commercial Services & Supplies 3.2%
18,285	Cintas Corp.	9,089,108
47,400	Waste Connections, Inc.	6,774,882
		15,863,990
Communications Equipment 2.0%
62,201	Arista Networks, Inc.	10,080,294 *
Construction & Engineering 1.0%
25,400	Quanta Services, Inc.	4,989,830
Consumer Staples Distribution & Retail 1.0%
77,628	BJ's Wholesale Club Holdings, Inc.	4,891,340 *
Distributors 1.3%
112,300	LKQ Corp.	6,543,721
Electrical Equipment 3.9%
54,500	AMETEK, Inc.	8,822,460
15,000	Hubbell, Inc.	4,973,400
18,200	Rockwell Automation, Inc.	5,995,990
		19,791,850
Electronic Equipment, Instruments & Components 1.5%
18,608	Teledyne Technologies, Inc.	7,649,935 *
Entertainment 3.6%
178,386	ROBLOX Corp. Class A	7,188,956 *
68,081	Spotify Technology SA	10,930,404 *
		18,119,360
Number of Shares		Value
Ground Transportation 1.6%
22,000	Old Dominion Freight Line, Inc.	$8,134,500
Health Care Equipment & Supplies 8.8%
9,645	Align Technology, Inc.	3,410,858 *
77,929	Axonics, Inc.	3,933,077 *
115,760	Dexcom, Inc.	14,876,318 *
15,080	IDEXX Laboratories, Inc.	7,573,628 *
7,860	Inspire Medical Systems, Inc.	2,551,670 *
16,711	Insulet Corp.	4,818,450 *
13,416	Penumbra, Inc.	4,615,909 *
8,198	Shockwave Medical, Inc.	2,339,791 *
		44,119,701
Health Care Providers & Services 1.0%
26,812	AmerisourceBergen Corp.	5,159,433
Hotels, Restaurants & Leisure 3.9%
23,100	Churchill Downs, Inc.	3,214,827
51,000	Darden Restaurants, Inc.	8,521,080
130,000	DraftKings, Inc. Class A	3,454,100 *
17,700	Vail Resorts, Inc.	4,456,152
		19,646,159
Household Products 1.6%
80,700	Church & Dwight Co., Inc.	8,088,561
Insurance 4.2%
74,600	Arch Capital Group Ltd.	5,583,810 *
52,102	Arthur J Gallagher & Co.	11,440,036
11,308	Kinsale Capital Group, Inc.	4,231,454
		21,255,300
IT Services 1.4%
16,777	MongoDB, Inc.	6,895,179 *
Life Sciences Tools & Services 6.3%
61,576	Agilent Technologies, Inc.	7,404,514
325,000	Avantor, Inc.	6,675,500 *
13,006	Bio-Rad Laboratories, Inc. Class A	4,930,835 *
45,582	IQVIA Holdings, Inc.	10,245,466 *
16,034	Repligen Corp.	2,268,169 *
		31,524,484
Machinery 1.3%
85,300	Fortive Corp.	6,377,881
Media 2.4%
154,143	Trade Desk, Inc. Class A	11,902,922 *
Oil, Gas & Consumable Fuels 1.6%
51,000	Devon Energy Corp.	2,465,340
41,357	Diamondback Energy, Inc.	5,432,656
		7,897,996
See Notes to Financial Statements
6

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Pharmaceuticals 0.8%
125,000	Royalty Pharma PLC Class A	$3,842,500
Professional Services 1.8%
47,600	CoStar Group, Inc.	4,236,400 *
22,300	Verisk Analytics, Inc.	5,040,469
9,276,869
Semiconductors & Semiconductor Equipment 9.9%
27,510	Enphase Energy, Inc.	4,607,375 *
207,130	Lattice Semiconductor Corp.	19,898,979 *
20,263	Monolithic Power Systems, Inc.	10,946,680
136,089	ON Semiconductor Corp.	12,871,298 *
5,740	SolarEdge Technologies, Inc.	1,544,347 *
49,868,679
Software 12.3%
22,440	Bills Holdings, Inc.	2,622,114 *
56,691	Cadence Design Systems, Inc.	13,295,173 *
47,515	Crowdstrike Holdings, Inc. Class A	6,978,528 *
37,227	Datadog, Inc. Class A	3,662,392 *
100,000	Descartes Systems Group, Inc.	8,011,000 *
84,285	Fortinet, Inc.	6,371,103 *
65,772	Manhattan Associates, Inc.	13,146,508 *
15,327	Palo Alto Networks, Inc.	3,916,202 *
24,669	Zscaler, Inc.	3,609,075 *
61,612,095
Specialty Retail 5.5%
6,900	O'Reilly Automotive, Inc.	6,591,570 *
Number of Shares		Value
Specialty Retail – cont'd
7,600	RH	$2,504,884 *
53,100	Ross Stores, Inc.	5,954,103
26,900	Tractor Supply Co.	5,947,590
14,300	Ulta Beauty, Inc.	6,729,509 *
		27,727,656
Textiles, Apparel & Luxury Goods 0.9%
144,200	On Holding AG Class A	4,758,600 *
Trading Companies & Distributors 3.2%
16,000	United Rentals, Inc.	7,125,920
11,500	W.W. Grainger, Inc.	9,068,785
		16,194,705
Total Common Stocks (Cost $397,106,609)		481,233,783
Short-Term Investments 4.1%
Investment Companies 4.1%
20,456,452	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.03%(a) (Cost $20,456,452)	20,456,452
Total Investments 99.9% (Cost $417,563,061)		501,690,235
Other Assets Less Liabilities 0.1%		482,533
Net Assets 100.0%		$502,172,768

*	Non-income producing security.
(a)	Represents 7-day effective yield as of June 30, 2023.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$481,233,783	$—	$—	$481,233,783
Short-Term Investments	—	20,456,452	—	20,456,452
Total Investments	$481,233,783	$20,456,452	$—	$501,690,235

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
7

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
Mid Cap Growth Portfolio
June 30, 2023
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$501,690,235
Dividends and interest receivable	145,092
Receivable for Fund shares sold	848,544
Prepaid expenses and other assets	3,644
Total Assets	502,687,515
Liabilities
Payable to investment manager (Note B)	213,744
Payable for Fund shares redeemed	17,117
Payable to administrator—net (Note B)	175,852
Payable to trustees	10,053
Payable for legal fees	47,614
Other accrued expenses and payables	50,367
Total Liabilities	514,747
Net Assets	$502,172,768
Net Assets consist of:
Paid-in capital	$404,065,093
Total distributable earnings/(losses)	98,107,675
Net Assets	$502,172,768
Net Assets
Class I	$127,873,469
Class S	374,299,299
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	5,003,168
Class S	17,002,028
Net Asset Value, offering and redemption price per share
Class I	$25.56
Class S	22.01
*Cost of Investments:
(a) Unaffiliated issuers	$417,563,061

See Notes to Financial Statements
8

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
Mid Cap Growth Portfolio
For the Six Months Ended June 30, 2023
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,509,194
Interest and other income—unaffiliated issuers	381,208
Foreign taxes withheld	(4,284)
Total income	$1,886,118
Expenses:
Investment management fees (Note B)	1,271,379
Administration fees (Note B):
Class I	179,726
Class S	529,068
Distribution fees (Note B):
Class S	440,890
Shareholder servicing agent fees:
Class I	3,229
Class S	2,287
Audit fees	19,782
Custodian and accounting fees	37,861
Insurance	7,341
Legal fees	57,393
Shareholder reports	11,614
Trustees' fees and expenses	21,177
Miscellaneous and other fees	14,872
Total expenses	2,596,619
Expenses reimbursed by Management (Note B)	(103,278)
Total net expenses	2,493,341
Net investment income/(loss)	$(607,223)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	18,024,216
Settlement of foreign currency transactions	41
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	42,633,152
Net gain/(loss) on investments	60,657,409
Net increase/(decrease) in net assets resulting from operations	$60,050,186
See Notes to Financial Statements
9

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	MID CAP GROWTH PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2023 (Unaudited)	December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(607,223)	$(1,940,009)
Net realized gain/(loss) on investments	18,024,257	(3,289,996)
Change in net unrealized appreciation/(depreciation) of investments	42,633,152	(185,961,066)
Net increase/(decrease) in net assets resulting from operations	60,050,186	(191,191,071)
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(23,153,786)
Class S	—	(79,325,893)
Total distributions to shareholders	—	(102,479,679)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	3,689,071	10,197,347
Class S	4,902,587	21,872,234
Proceeds from reinvestment of dividends and distributions:
Class I	—	23,153,785
Class S	—	79,325,893
Payments for shares redeemed:
Class I	(6,108,946)	(13,550,280)
Class S	(20,047,239)	(31,033,999)
Net increase/(decrease) from Fund share transactions	(17,564,527)	89,964,980
Net Increase/(Decrease) in Net Assets	42,485,659	(203,705,770)
Net Assets:
Beginning of period	459,687,109	663,392,879
End of period	$502,172,768	$459,687,109
See Notes to Financial Statements
10

Notes to Financial Statements Mid Cap Growth Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014.The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended.Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs).Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of
11

4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2023, was $40,894.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute
12

substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2023 was $419,678,706. The estimated gross unrealized appreciation was $96,052,529 and estimated gross unrealized depreciation was $14,041,000 resulting in net unrealized appreciation in value of investments of $82,011,529 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2022, the Fund recorded the following permanent reclassification related to net operating losses written off:
Paid-in Capital	Total Distributable Earnings/(Losses)
$(1,922,089)	$1,922,089
The tax character of distributions paid during the years ended December 31, 2022, and December 31, 2021, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2022	2021	2022	2021	2022	2021
$—	$1,246,637	$102,479,679	$73,864,235	$102,479,679	$75,110,872

As of December 31, 2022, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$—	$39,378,377	$(1,320,888)	$—	$38,057,489
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, and mark-to-market adjustments on passive foreign investment companies ("PFICS").
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or
13

long-term. As determined at December 31, 2022, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
Capital Loss Carryforwards
Long-Term	Short-Term
$—	$1,320,888
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
7
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a
14

counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2023, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.
13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2023, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.54% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2023, there was no repayment to NBIA under these agreements.
15

At June 30, 2023, the Fund's contingent liabilities to NBIA under the agreements were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2020	2021	2022	2023
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2023	2024	2025	2026
Class I	1.00%	12/31/26	$—	$—	$—	$—
Class S	1.10%	12/31/26	214,503	167,018	408,152	103,278

(a)	Expense limitation per annum of the respective class's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the six months ended June 30, 2023, there were purchase and sale transactions of long-term securities of $263,028,057 and $275,395,460, respectively.
During the six months ended June 30, 2023, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2023, and for the year ended December 31, 2022, was as follows:
	For the Six Months Ended June 30, 2023				For the Year Ended December 31, 2022
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	155,595	—	(256,639)	(101,044)	342,442	1,095,259	(442,622)	995,079
Class S	236,574	—	(973,124)	(736,550)	775,829	4,351,393	(1,202,892)	3,924,330
16

Note E—Line of Credit:
At June 30, 2023, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2023. During the six months ended June 30, 2023, the Fund did not utilize the Credit Facility.
Note F—Recent Accounting Pronouncement:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, "Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to the fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.
Note G—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.
17

Financial Highlights
Mid Cap Growth Portfolio
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.
Class I
	Six Months Ended June 30,	Year Ended December 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.54	$40.34	$39.80	$29.76	$24.09	$27.79
Income From Investment Operations:
Net Investment Income/(Loss)[a]	(0.01)	(0.08)	(0.24)	(0.17)	(0.09)	(0.07)
Net Gains or Losses on Securities (both realized and unrealized)	3.03	(11.90)	5.48	11.89	7.86	(1.48)
Total From Investment Operations	3.02	(11.98)	5.24	11.72	7.77	(1.55)
Less Distributions From:
Net Realized Capital Gains	—	(5.82)	(4.70)	(1.68)	(2.10)	(2.15)
Net Asset Value, End of Period	$25.56	$22.54	$40.34	$39.80	$29.76	$24.09
Total Return[b]	13.40%[c,d]	(28.73)%[c]	12.99%[c]	39.98%	32.75%[c]	(6.40)%[c]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$127.9	$115.0	$165.7	$139.4	$114.4	$93.2
Ratio of Gross Expenses to Average Net Assets[e]	0.92%[f]	0.96%	0.89%	0.91%	0.92%	0.93%
Ratio of Net Expenses to Average Net Assets	0.92%[f]	0.96%	0.89%	0.91%	0.92%	0.93%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.12)%[f]	(0.27)%	(0.56)%	(0.54)%	(0.32)%	(0.25)%
Portfolio Turnover Rate	57%[d]	60%	47%	54%	47%	50%
See Notes to Financial Highlights
18

Financial Highlights  (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.43	$36.02	$36.06	$27.14	$22.16	$25.77
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	(0.03)	(0.11)	(0.30)	(0.22)	(0.13)	(0.11)
Net Gains or Losses on Securities (both realized and unrealized)	2.61	(10.66)	4.96	10.82	7.21	(1.35)
Total From Investment Operations	2.58	(10.77)	4.66	10.60	7.08	(1.46)
Less Distributions From:
Net Realized Capital Gains	—	(5.82)	(4.70)	(1.68)	(2.10)	(2.15)
Net Asset Value, End of Period	$22.01	$19.43	$36.02	$36.06	$27.14	$22.16
Total Return[b]	13.28%[c,d]	(28.83)%[c]	12.72%[c]	39.71%	32.48%[c]	(6.56)%[c]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$374.3	$344.7	$497.6	$459.2	$381.1	$299.4
Ratio of Gross Expenses to Average Net Assets[e]	1.16%[f]	1.21%	1.14%	1.16%	1.17%	1.18%
Ratio of Net Expenses to Average Net Assets	1.10%[f]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.30)%[f]	(0.41)%	(0.77)%	(0.74)%	(0.50)%	(0.42)%
Portfolio Turnover Rate	57%[d]	60%	47%	54%	47%	50%
See Notes to Financial Highlights
19

Notes to Financial Highlights Mid Cap Growth Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund’s total returns for the six months ended June 30, 2023. The class action proceeds received in 2022, 2021,
2019 and 2018 had no impact on the Fund’s total returns for the years ended December 31, 2022, 2021,
2019 and 2018, respectively.

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.
20

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT is available on the SEC’s website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).
Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund’s liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions, which for the relevant period included, among other factors, market volatility as a result of geopolitical tensions (e.g., Russia’s invasion of Ukraine) and rising inflation. The Program Administrator also utilizes information about the Fund’s investment strategy, the characteristics of the Fund’s shareholder base and historical redemption activity.
The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from April 1, 2022 through March 31, 2023. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.
21

Neuberger Berman
Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
I Class Shares
S Class Shares

Semi-Annual Report
June 30, 2023
C0244 08/23

Mid Cap Intrinsic Value Portfolio Commentary (Unaudited)
The Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the Fund) Class I generated a total return of 3.55% for the six-month period ended June 30, 2023 (the reporting period), underperforming its benchmark, the Russell Midcap® Value Index (the Index), which returned 5.23% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)
The unsettled feeling that many of us harbor today is nothing new. In spite of the rancor and tension of the late 60’s and 70’s, the world and our country somehow managed to move forward and stock markets appreciated dramatically. Had you succumbed to the negative sentiment then and de-emphasized stocks in your portfolios in favor of fixed income, the results would have been disastrous. A $10,000 investment in equities grew almost nine times more than the same investment in fixed income securities during the period from January 1, 1976, through June 30, 20231.
We can’t suggest that today’s challenges aren’t daunting, and we can’t decidedly say whether the first half of 2023’s market rally is a bear trap or the beginning of a new bull market. But, as we lurch between war, banking crises and inflation, there will be winners and losers and more often than not, investors with patience and discipline will be rewarded for the risk and volatility they underwrite.
During the reporting period, performance favored larger capitalization growth equities. Financials, value stocks and smaller companies continued to lag their counterparts. The regional banking crisis and fears of recession undermined confidence in the banking sector which impacted Comerica, BankUnited (which was sold), and Truist. Companies with above average exposure to low-end consumer spending like Children’s Place also lagged. Generally speaking, value stocks are perceived as more vulnerable to economic slowdowns than growth stocks. This divergence was further exaggerated by enthusiasm around artificial intelligence (AI) applications like ChatGPT which many believe will usher in a new wave of innovation and growth.
Looking at our better performers during the reporting period, portfolio companies that are well-positioned to benefit from popular themes stand out. Clean energy drives demand for hydrogen and the need for a more efficient electrical grid, hence KBR and Itron performed well. The enthusiasm for AI-driven growth helped Pure Storage.
In spite of AI mania, not all our Information Technology (IT) companies performed well. Concerns mounted around over-ordering of technology hardware and systems, a slowdown in data center investment and the drawdown of backlogs, which pressured shares of Ciena.
We continue to engage with the boards and management teams of several portfolio companies that have yet to generate positive returns but are selling at material discounts to our estimates of their intrinsic value2. Generally speaking, we try to offer constructive advice around the company’s messaging with a particular focus on setting long-term financial targets and helping companies craft better explanations for situations that investors may view as complex or confusing. With Kyndryl, the IT service provider spun out of IBM, we’ve encouraged them to provide more disclosure around their breakeven business and the strategy to restore it to profitability.
Nine companies are either divesting significant assets or making synergistic acquisitions. We believe that these transactions are designed to enhance growth and if properly executed will drive valuations higher. Cardiovascular Systems (This position was sold during the reporting period) was acquired in the second quarter but at a loss to our investment cost.
During the reporting period we added ten new investments and eliminated eight. Including trims and adds, we have rebalanced close to 25% of the Fund. Economic growth continues to surprise to the upside, earnings have been more resilient than expected, and employment remains strong. The wild card is inflation. Although we believe the worst has passed, improvement from current levels of just under five percent to the U.S. Federal Reserve Board’s stated two percent target may prove elusive.
1

We’re happy to see the Fund recover from last year but are nevertheless a bit disappointed in our relative returns. Importantly, we firmly believe that many portfolio companies remain significantly undervalued, setting the stage for better performance. As always, we are deeply committed to growing your investment with us at an attractive long-term rate.
Sincerely,
Michael C. Greene, Benjamin H. Nahum, James F. McAree, Amit Solomon and Rand W. Gesing
Portfolio Managers
1 Source: Neuberger Berman, FactSet. Equity returns are represented by the S&P 500® Index. Fixed Income returns are represented by the Bloomberg U.S. Aggregate Bond Index.
2 Intrinsic value reflects the portfolio management team’s analysis and estimates of a company’s value. There is no guarantee that any intrinsic values will be realized; security prices may decrease regardless of intrinsic values.
Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund’s portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
2

Mid Cap Intrinsic Value Portfolio (Unaudited)

SECTOR ALLOCATION
(as a % of Total Investments*)
Communication Services	1.8%
Consumer Discretionary	10.4
Consumer Staples	7.4
Energy	8.1
Financials	9.0
Health Care	7.4
Industrials	22.4
Information Technology	17.6
Materials	4.6
Real Estate	1.9
Utilities	9.3
Short-Term Investments	0.1
Total	100.0%

*	Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS
	Inception Date	Six Month Period Ended 06/30/2023	Average Annual Total Return Ended 06/30/2023
			1 Year	5 Years	10 Years	Life of Fund
Class I	08/22/2001	3.55%	9.06%	3.27%	6.99%	7.42%
Class S1	04/29/2005	3.37%	8.80%	3.02%	6.73%	7.22%
Russell Midcap® Value Index[2,3]		5.23%	10.50%	6.84%	9.03%	9.20%
Russell Midcap® Index[2,3]		9.01%	14.92%	8.46%	10.32%	9.51%
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.
The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class’s returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.
As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2022 were 1.03% and 1.28% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.25% after expense reimbursements and/or fee waivers for Class S shares. The expense ratios for the semi-annual period ended June 30, 2023 can be found in the Financial Highlights section of this report.
3

Endnotes (Unaudited)

1	Performance shown prior to April 29, 2005 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.
2	The date used to calculate Life of Fund performance for the index is August 22, 2001, the inception date of Class I shares, the Fund’s oldest share class.
3
The Russell Midcap® Value Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap value segment of the U.S. equity market. It includes those Russell Midcap®
Index companies with lower price-to-book ratios and lower forecasted growth rates. The index is rebalanced annually in June. The Russell Midcap Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equity market. It includes approximately 800 of the smallest securities in the Russell 1000® Index. The index is rebalanced annually in
June. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger
Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).
Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.
The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.
© 2023 Neuberger Berman BD LLC, distributor. All rights reserved.
4

Information About Your Fund’s Expenses (Unaudited)
As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.
This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2023 and held for the entire period. The table illustrates the Fund’s costs in two ways:
Actual Expenses and Performance:
The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund’s actual performance during the period indicated.
You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled
"Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expense Example (Unaudited)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MID CAP INTRINSIC VALUE PORTFOLIO
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period	Expense
Actual	1/1/23	6/30/23	1/1/23 – 6/30/23	Ratio
Class I	$1,000.00	$1,035.50	$5.15 (a)	1.02%
Class S	$1,000.00	$1,033.70	$6.35 (a)	1.26%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,019.74	$5.11 (b)	1.02%
Class S	$1,000.00	$1,018.55	$6.31 (b)	1.26%

(a)
For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)
Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

5

Legend June 30, 2023 (Unaudited)
Mid Cap Intrinsic Value Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
6

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)
June 30, 2023

Number of Shares		Value
Common Stocks 99.9%
Aerospace & Defense 2.5%
6,332	General Dynamics Corp.	$1,362,330
9,066	L3Harris Technologies, Inc.	1,774,851
		3,137,181
Automobile Components 1.9%
23,360	Aptiv PLC	2,384,822 *
Banks 3.8%
28,953	Comerica, Inc.	1,226,449
164,872	Huntington Bancshares, Inc.	1,777,320
54,160	Truist Financial Corp.	1,643,756
		4,647,525
Beverages 1.2%
22,537	Molson Coors Beverage Co. Class B	1,483,836
Building Products 4.9%
6,566	Carlisle Cos., Inc.	1,684,376
38,812	Fortune Brands Innovations, Inc.	2,792,523
39,514	Masterbrand, Inc.	459,548 *
61,283	Resideo Technologies, Inc.	1,082,258 *
		6,018,705
Chemicals 0.7%
9,270	Ashland, Inc.	805,656
Commercial Services & Supplies 2.0%
100,414	OPENLANE, Inc.	1,528,301 *
19,758	Stericycle, Inc.	917,562 *
		2,445,863
Communications Equipment 2.7%
36,722	Ciena Corp.	1,560,318 *
5,991	Motorola Solutions, Inc.	1,757,040
		3,317,358
Construction & Engineering 1.9%
30,836	Arcosa, Inc.	2,336,444
Consumer Finance 0.4%
15,110	Bread Financial Holdings, Inc.	474,303
Consumer Staples Distribution & Retail 2.2%
18,797	Dollar Tree, Inc.	2,697,369 *
Containers & Packaging 3.4%
5,274	Avery Dennison Corp.	906,073
15,589	Crown Holdings, Inc.	1,354,217
49,040	Sealed Air Corp.	1,961,600
		4,221,890
Electric Utilities 3.4%
50,042	Evergy, Inc.	2,923,453
Number of Shares		Value
Electric Utilities – cont'd
31,394	FirstEnergy Corp.	$1,220,599
		4,144,052
Electronic Equipment, Instruments & Components 3.9%
8,737	CDW Corp.	1,603,239
20,622	Coherent Corp.	1,051,310 *
28,960	Itron, Inc.	2,088,016 *
		4,742,565
Energy Equipment & Services 1.8%
71,876	Baker Hughes Co.	2,272,000
Entertainment 1.8%
264,191	Lions Gate Entertainment Corp. Class B	2,205,995 *
Financial Services 1.5%
18,656	Global Payments, Inc.	1,837,989
Food Products 3.8%
100,849	Hain Celestial Group, Inc.	1,261,621 *
67,118	TreeHouse Foods, Inc.	3,381,405 *
		4,643,026
Health Care Equipment & Supplies 5.0%
42,881	Avanos Medical, Inc.	1,096,038 *
21,875	Haemonetics Corp.	1,862,437 *
19,746	Zimmer Biomet Holdings, Inc.	2,875,018
29,313	Zimvie, Inc.	329,185 *
		6,162,678
Health Care Providers & Services 2.1%
6,190	McKesson Corp.	2,645,049
Hotels, Restaurants & Leisure 5.3%
58,787	International Game Technology PLC	1,874,718
58,239	MGM Resorts International	2,557,857
52,260	Travel & Leisure Co.	2,108,168
		6,540,743
Independent Power and Renewable Electricity Producers 3.3%
99,656	AES Corp.	2,065,869
76,176	Vistra Corp.	1,999,620
		4,065,489
Insurance 3.3%
15,620	Allstate Corp.	1,703,205
21,335	Globe Life, Inc.	2,338,742
		4,041,947
IT Services 1.8%
46,486	Kyndryl Holdings, Inc.	617,334 *
21,066	Wix.com Ltd.	1,648,204 *
		2,265,538
See Notes to Financial Statements
7

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 0.3%
1,571	Charles River Laboratories International, Inc.	$330,303 *
Machinery 3.3%
38,684	Allison Transmission Holdings, Inc.	2,184,099
70,565	Enerpac Tool Group Corp.	1,905,255
		4,089,354
Metals & Mining 0.5%
38,673	Cleveland-Cliffs, Inc.	648,159 *
Multi-Utilities 2.6%
108,992	CenterPoint Energy, Inc.	3,177,117
Oil, Gas & Consumable Fuels 6.2%
39,621	Devon Energy Corp.	1,915,279
23,791	EOG Resources, Inc.	2,722,642
11,840	Phillips 66	1,129,299
58,431	Williams Cos., Inc.	1,906,604
		7,673,824
Personal Care Products 0.3%
12,050	Kenvue, Inc.	318,361 *
Professional Services 4.7%
327,345	Conduent, Inc.	1,112,973 *
75,331	Dun & Bradstreet Holdings, Inc.	871,580
58,342	KBR, Inc.	3,795,730
		5,780,283
Retail REITs 1.9%
38,594	Regency Centers Corp.	2,383,951
Semiconductors & Semiconductor Equipment 3.1%
7,898	NXP Semiconductors NV	1,616,563
19,481	Skyworks Solutions, Inc.	2,156,352
		3,772,915
Number of Shares		Value
Software 2.9%
25,290	DocuSign, Inc.	$1,292,066 *
61,128	Dropbox, Inc. Class A	1,630,284 *
15,580	Smartsheet, Inc. Class A	596,091 *
		3,518,441
Specialty Retail 2.7%
318,507	Chico's FAS, Inc.	1,704,012 *
40,128	Children's Place, Inc.	931,371 *
14,569	ODP Corp.	682,121 *
		3,317,504
Technology Hardware, Storage & Peripherals 3.2%
110,815	Hewlett Packard Enterprise Co.	1,861,692
56,744	Pure Storage, Inc. Class A	2,089,314 *
		3,951,006
Textiles, Apparel & Luxury Goods 0.5%
86,269	Under Armour, Inc. Class C	578,865 *
Trading Companies & Distributors 3.1%
59,126	AerCap Holdings NV	3,755,684 *
Total Common Stocks (Cost $101,528,032)		122,833,790
Short-Term Investments 0.1%
Investment Companies 0.1%
87,132	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.03%(a) (Cost $ 87,132)	87,132
Total Investments 100.0% (Cost $101,615,164)		122,920,922
Other Assets Less Liabilities 0.0%(b)		2,864
Net Assets 100.0%		$122,923,786

*	Non-income producing security.
(a)	Represents 7-day effective yield as of June 30, 2023.
(b)	Represents less than 0.05% of net assets of the Fund.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$122,833,790	$—	$—	$122,833,790
Short-Term Investments	—	87,132	—	87,132
Total Investments	$122,833,790	$87,132	$—	$122,920,922

#	The Schedule of Investments provides information on the industry or sector categorization.

See Notes to Financial Statements
8

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
9

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
June 30, 2023
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$122,920,922
Dividends and interest receivable	113,433
Receivable for Fund shares sold	130,440
Total Assets	123,164,795
Liabilities
Payable to investment manager (Note B)	54,262
Payable for Fund shares redeemed	82,205
Payable to administrator—net (Note B)	35,857
Payable to trustees	10,357
Payable for audit fees	19,781
Payable for shareholder reports	15,764
Payable for legal fees	12,921
Other accrued expenses and payables	9,862
Total Liabilities	241,009
Net Assets	$122,923,786
Net Assets consist of:
Paid-in capital	$93,312,713
Total distributable earnings/(losses)	29,611,073
Net Assets	$122,923,786
Net Assets
Class I	$89,588,183
Class S	33,335,603
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	5,693,009
Class S	1,753,144
Net Asset Value, offering and redemption price per share
Class I	$15.74
Class S	19.01
*Cost of Investments:
(a) Unaffiliated issuers	$101,615,164

See Notes to Financial Statements
10

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
For the Six Months Ended June 30, 2023
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,178,316
Interest and other income—unaffiliated issuers	4,608
Foreign taxes withheld	(2,789)
Total income	$1,180,135
Expenses:
Investment management fees (Note B)	334,569
Administration fees (Note B):
Class I	131,938
Class S	50,554
Distribution fees (Note B):
Class S	42,129
Shareholder servicing agent fees:
Class I	1,763
Class S	886
Audit fees	19,782
Custodian and accounting fees	29,502
Insurance	1,968
Legal fees	15,864
Shareholder reports	5,125
Trustees' fees and expenses	21,123
Interest	2,158
Miscellaneous and other fees	5,612
Total expenses	662,973
Expenses reimbursed by Management (Note B)	(2,500)
Total net expenses	660,473
Net investment income/(loss)	$519,662
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	872,925
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	2,939,986
Net gain/(loss) on investments	3,812,911
Net increase/(decrease) in net assets resulting from operations	$4,332,573
See Notes to Financial Statements
11

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	MID CAP INTRINSIC VALUE PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2023 (Unaudited)	December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$519,662	$1,101,413
Net realized gain/(loss) on investments	872,925	6,123,505
Change in net unrealized appreciation/(depreciation) of investments	2,939,986	(21,951,018)
Net increase/(decrease) in net assets resulting from operations	4,332,573	(14,726,100)
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(14,299,960)
Class S	—	(4,739,949)
Total distributions to shareholders	—	(19,039,909)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	3,679,080	8,755,451
Class S	1,081,491	5,383,070
Proceeds from reinvestment of dividends and distributions:
Class I	—	14,299,960
Class S	—	4,739,949
Payments for shares redeemed:
Class I	(6,355,171)	(19,001,966)
Class S	(3,812,898)	(9,759,261)
Net increase/(decrease) from Fund share transactions	(5,407,498)	4,417,203
Net Increase/(Decrease) in Net Assets	(1,074,925)	(29,348,806)
Net Assets:
Beginning of period	123,998,711	153,347,517
End of period	$122,923,786	$123,998,711
See Notes to Financial Statements
12

Notes to Financial Statements Mid Cap Intrinsic Value Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014.The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended.Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs).Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of
13

4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any,
14

related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2023 was $101,830,504. The estimated gross unrealized appreciation was $32,481,321 and estimated gross unrealized depreciation was $11,390,903 resulting in net unrealized appreciation in value of investments of $21,090,418 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2022, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2022, and December 31, 2021, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2022	2021	2022	2021	2022	2021
$2,130,944	$735,430	$16,908,965	$—	$19,039,909	$735,430

As of December 31, 2022, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,049,526	$5,078,542	$18,150,432	$—	$—	$25,278,500
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended December 31, 2022, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund’s distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund’s fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by
15

REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund’s distributions as reported herein may differ from the final composition determined after calendar year-end.
7
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities
16

because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2023, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.
13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2023, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2023, there was no repayment to NBIA under these agreements.
17

At June 30, 2023, the Fund's contingent liabilities to NBIA under the agreements were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2020	2021	2022	2023
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2023	2024	2025	2026
Class I	1.50%	12/31/26	$—	$—	$—	$—
Class S	1.25%	12/31/26	9,794	—	10,018	2,500

(a)	Expense limitation per annum of the respective class's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the “Plan”) for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the six months ended June 30, 2023, there were purchase and sale transactions of long-term securities of $14,187,110 and $19,114,316, respectively.
During the six months ended June 30, 2023, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2023, and for the year ended December 31, 2022, was as follows:
	For the Six Months Ended June 30, 2023				For the Year Ended December 31, 2022
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	241,659	—	(407,874)	(166,215)	470,717	1,019,969	(1,032,940)	457,746
Class S	58,408	—	(204,506)	(146,098)	243,075	279,313	(450,883)	71,505
18

Note E—Line of Credit:
At June 30, 2023, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2023. During the six months ended June 30, 2023, the Fund did not utilize the Credit Facility.
Note F—Recent Accounting Pronouncement:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, "Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to the fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.
Note G—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.
19

Financial Highlights
Mid Cap Intrinsic Value Portfolio
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding period.
Class I
	Six Months Ended June 30,	Year Ended December 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.20	$20.33	$15.40	$16.01	$15.69	$19.58
Income From Investment Operations:
Net Investment Income/(Loss)[a]	0.07	0.16	0.14	0.14	0.21	0.15
Net Gains or Losses on Securities (both realized and unrealized)	0.47	(2.39)	4.91	(0.59)	2.31	(3.00)
Total From Investment Operations	0.54	(2.23)	5.05	(0.45)	2.52	(2.85)
Less Distributions From:
Net Investment Income	—	(0.11)	(0.12)	(0.16)	(0.13)	(0.13)
Net Realized Capital Gains	—	(2.79)	—	—	(2.07)	(0.91)
Total Distributions	—	(2.90)	(0.12)	(0.16)	(2.20)	(1.04)
Net Asset Value, End of Period	$15.74	$15.20	$20.33	$15.40	$16.01	$15.69
Total Return[b]	3.55%[c]	(9.75)%[d]	32.80%	(2.62)%	16.74%[d]	(15.28)%[d]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$89.6	$89.1	$109.8	$92.0	$94.0	$93.8
Ratio of Gross Expenses to Average Net Assets[e]	1.02%[f]	1.03%	1.00%	1.03%	1.01%	1.00%
Ratio of Net Expenses to Average Net Assets	1.02%[f]	1.03%	1.00%	1.03%	1.01%	1.00%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.92%[f]	0.87%	0.74%	1.12%	1.22%	0.76%
Portfolio Turnover Rate	12%[c]	14%	40%	35%	14%	34%
See Notes to Financial Highlights
20

Financial Highlights  (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$18.39	$23.82	$18.02	$18.68	$17.95	$22.22
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.06	0.14	0.10	0.13	0.19	0.11
Net Gains or Losses on Securities (both realized and unrealized)	0.56	(2.75)	5.76	(0.68)	2.66	(3.41)
Total From Investment Operations	0.62	(2.61)	5.86	(0.55)	2.85	(3.30)
Less Distributions From:
Net Investment Income	—	(0.03)	(0.06)	(0.11)	(0.05)	(0.06)
Net Realized Capital Gains	—	(2.79)	—	—	(2.07)	(0.91)
Total Distributions	—	(2.82)	(0.06)	(0.11)	(2.12)	(0.97)
Net Asset Value, End of Period	$19.01	$18.39	$23.82	$18.02	$18.68	$17.95
Total Return[b]	3.37%[c]	(9.95)%[d]	32.52%	(2.83)%	16.43%[d]	(15.48)%[d]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$33.3	$34.9	$43.5	$39.5	$43.8	$44.8
Ratio of Gross Expenses to Average Net Assets[e]	1.27%[f]	1.28%	1.25%	1.28%	1.26%	1.25%
Ratio of Net Expenses to Average Net Assets	1.26%[f]	1.25%	1.25%[g]	1.25%	1.25%	1.25%[g]
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.68%[f]	0.65%	0.48%	0.89%	0.98%	0.49%
Portfolio Turnover Rate	12%[c]	14%	40%	35%	14%	34%
See Notes to Financial Highlights
21

Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. Total return would have been higher if
Management had not recouped previously reimbursed and/or waived expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c	Not annualized.
d	The class action proceeds received in 2022, 2019 and 2018 had no impact on the Fund’s total return for the years ended December 31, 2022, 2019 and 2018, respectively.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.
g
After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements with Management, as applicable. Had the
Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended December 31,
	2021	2018
Class S	1.25%	1.25%
22

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT is available on the SEC’s website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).
Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund’s liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions, which for the relevant period included, among other factors, market volatility as a result of geopolitical tensions (e.g., Russia’s invasion of Ukraine) and rising inflation. The Program Administrator also utilizes information about the Fund’s investment strategy, the characteristics of the Fund’s shareholder base and historical redemption activity.
The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from April 1, 2022 through March 31, 2023. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.
23

Neuberger Berman
Advisers Management Trust
Short Duration Bond Portfolio
I Class Shares

Semi-Annual Report
June 30, 2023
B0374 08/23

Short Duration Bond Portfolio Commentary (Unaudited)
The Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the Fund) Class I posted a 1.99% total return for the six months ended June 30, 2023 (the reporting period), outperforming its benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the Index), which returned 1.13% for the same period.
The overall taxable investment-grade U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, edged higher during the reporting period. The fixed income market was impacted by several factors, including U.S. Federal Reserve Board (Fed) monetary policy tightening, continued high inflation, fears that the economy may fall into a recession, contentious debt ceiling negotiations, turmoil in the regional banking industry, and several geopolitical events. However, the economy has, thus far, been resilient, the debt ceiling was raised, the Fed paused from raising rates in June, and issues in the regional banking industry appeared to be contained. Against this backdrop, 10-year U.S. Treasury yields edged lower, whereas two-year rates moved higher. All told, the Bloomberg U.S. Aggregate Bond Index gained 2.09% during the reporting period. The spread sectors (non-U.S. Treasury securities) also posted positive returns.
The largest contributor to the Fund’s performance during the reporting period was its exposure to investment-grade credit. In particular, security selection within telecommunications, cable, media, technology, pharmaceuticals and banks was beneficial. An allocation to non-investment-grade corporate credit was additive to returns as well. Elsewhere, the Fund’s exposure to structured products, including credit risk transfer securities, collateralized loan obligations (CLOs) and asset-backed securities was also positive for performance. On the downside, the Fund’s duration positioning, which was modestly longer than the Index toward the end of the reporting period, was a small detractor from returns.
The Fund’s use of futures contracts detracted from performance during the reporting period.
A number of relative value trades were made over the reporting period, including increasing the Fund’s allocations to non-investment-grade corporate credit and agency passthroughs, as well as reestablishing a position in U.S. Treasury Inflation-Protected Securities. Conversely, we pared the Fund’s exposures to investment-grade corporate credit, CLOs and commercial mortgage-backed securities as we believed these securities had become fully valued.
Looking ahead, we believe the Fed has made significant progress in curbing U.S. inflation. However, actions and rhetoric from developed markets’ central banks have taken a more hawkish tone of late. We believe short-term price trends will keep central banks "on the front foot" as they seek to drive inflation back toward target levels. That said, the overall policy environment remains fairly stable, and we believe that market rates are unlikely to change significantly for a while. If anything, we believe the current hawkish tone may freeze yields in the near term or increase them modestly until the cumulative effects of tightening further impact inflation trends and ease pressure on central banks. Overall, we continue to believe that inflation will recede this year and next, possibly reaching close to target levels by the end of 2024. Economic resilience has supported credit conditions in recent months. However, as the tightening cycle matures, and the effects of banking stresses and fading COVID-19 supports continue to be felt, we believe economic growth is likely to slow, and the disparities in issuer quality should become more apparent. In a slowing environment, we believe high quality issuers will offer value relative to lower-rated issuers, seeing spreads decrease over the reporting period, given the recently resilient economy. In contrast to trends in place since the Global Financial Crisis, we believe that monetary policy will be less forgiving, reinforcing the importance of credit research and attention to the underwriting of particular issuance. Such an environment, in our view, will enhance the value that active managers can provide across the fixed income universe.
Sincerely,

Michael Foster, Matthew McGinnis, Ashok Bhatia and David M. Brown
Portfolio Managers
Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund’s portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Short Duration Bond Portfolio (Unaudited)

PORTFOLIO BY INVESTMENT TYPE
(as a % of Total Net Assets)
Asset-Backed Securities	16.5%
Corporate Bonds	45.0
Loan Assignments	2.0
Mortgage-Backed Securities	27.0
U.S. Treasury Obligations	4.7
Short-Term Investments	4.2
Other Assets Less Liabilities	0.6 *
Total	100.0%

*	Includes the impact of the Fund’s open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS
	Inception Date	Six Month Period Ended 06/30/2023	Average Annual Total Return Ended 06/30/2023
			1 Year	5 Years	10 Years	Life of Fund
Class I	09/10/1984	1.99%	2.57%	1.11%	0.90%	4.23%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[1,2]		1.13%	0.52%	1.13%	0.99%	4.73%
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.
The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class’s returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.
 For the period ended June 30, 2023, the 30-day SEC yield was 6.02% for Class I shares.
As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2022 was 0.85% for Class I shares (before expense reimbursements and/or fee waivers, if any). The expense ratios for the semi-annual period ended June 30, 2023 can be found in the Financial Highlights section of this report.

Endnotes (Unaudited)

1	The date used to calculate Life of Fund performance for the index is September 10, 1984, the Fund’s commencement of operations.
2
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Bloomberg
U.S. Government/Credit Bond Index. The Bloomberg U.S. Government/Credit Bond Index is the
non-securitized component of the Bloomberg U.S. Aggregate Bond Index and includes Treasuries and government-related (agency, sovereign, supranational, and local authority debt) and corporate securities.
Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger
Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).
Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.
The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.
© 2023 Neuberger Berman BD LLC, distributor. All rights reserved.

Information About Your Fund’s Expenses (Unaudited)
As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.
This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2023 and held for the entire period. The table illustrates the Fund’s costs in two ways:
Actual Expenses and Performance:
The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund’s actual performance during the period indicated.
You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled
"Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expense Example (Unaudited)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SHORT DURATION BOND PORTFOLIO
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Actual	1/1/23	6/30/23	1/1/23 – 6/30/23
Class I	$1,000.00	$1,019.90	$4.16 (a)
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.68	$4.16 (b)

(a)	Expenses are equal to the annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(b)
Hypothetical expenses are equal to the annualized expense ratio of 0.83%, multiplied by the average account value over the period
(assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

Legend June 30, 2023 (Unaudited)
Short Duration Bond Portfolio
Benchmarks:
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC

Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)
June 30, 2023

Principal Amount		Value
U.S. Treasury Obligations 4.7%
$4,008,608	U.S. Treasury Inflation-Indexed Notes, 1.63%, due 10/15/2027 (Cost $4,051,909)	$3,949,301 (a)

Mortgage-Backed Securities 27.0%
Adjustable Mixed Balance 0.1%
92,022	HarborView Mortgage Loan Trust, Series 2004-4, Class 3A, (1 mo. USD LIBOR + 1.13%), 6.30%, due 6/19/2034	84,708 (b)
Collateralized Mortgage Obligations 10.2%
112,323	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, due 11/25/2059	106,266 (c)(d)
243,957	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	202,752 (c)(d)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
385,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.47%, due 2/25/2042	380,430 (b)(c)
275,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.82%, due 2/25/2042	276,717 (b)(c)
320,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.32%, due 3/25/2042	331,200 (b)(c)
182,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 8.62%, due 8/25/2042	184,502 (b)(c)
Federal Home Loan Mortgage Corp. STACR Trust
640,722	Series 2017-DNA1, Class M2, (1 mo. USD LIBOR + 3.25%), 8.40%, due 7/25/2029	658,341 (b)
741,482	Series 2017-HQA3, Class M2, (1 mo. USD LIBOR + 2.35%), 7.50%, due 4/25/2030	750,751 (b)
Federal National Mortgage Association Connecticut Avenue Securities
158,127	Series 2016-C03, Class 1M2, (1 mo. USD LIBOR + 5.30%), 10.45%, due 10/25/2028	168,141 (b)
546,970	Series 2018-C01, Class 1M2, (1 mo. USD LIBOR + 2.25%), 7.40%, due 7/25/2030	552,440 (b)
5,953	Series 2019-R02, Class 1M2, (1 mo. USD LIBOR + 2.30%), 7.45%, due 8/25/2031	5,953 (b)(c)
236,000	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 6.62%, due 10/25/2041	231,289 (b)(c)
460,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.97%, due 12/25/2041	448,215 (b)(c)
395,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.57%, due 3/25/2042	403,130 (b)(c)
132,582	Series 2022-R07, Class 1M1, (30 day USD SOFR Average + 2.95%), 8.02%, due 6/25/2042	135,718 (b)(c)
245,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.72%, due 6/25/2042	259,058 (b)(c)
710,994	Series 2022-R08, Class 1M1, (30 day USD SOFR Average + 2.55%), 7.62%, due 7/25/2042	721,048 (b)(c)
43,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.67%, due 7/25/2042	43,913 (b)(c)
214,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.67%, due 7/25/2042	225,206 (b)(c)
402,251	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 7.47%, due 12/25/2042	404,634 (b)(c)
127,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.42%, due 1/25/2043	129,063 (b)(c)
GCAT Trust
206,940	Series 2019-NQM3, Class A1, 2.69%, due 11/25/2059	190,247 (c)(d)
461,698	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	360,778 (c)(d)
435,761	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	352,850 (c)(d)
446,733	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	409,010 (c)
Verus Securitization Trust
442,648	Series 2021-3, Class A3, 1.44%, due 6/25/2066	367,148 (c)(d)
390,255	Series 2021-6, Class A3, 1.89%, due 10/25/2066	316,420 (c)(d)
8,615,220
Commercial Mortgage-Backed 10.8%
BBCMS Mortgage Trust
5,359,456	Series 2021-C11, Class XA, 1.50%, due 9/15/2054	398,256 (d)(e)
1,023,362	Series 2022-C17, Class XA, 1.33%, due 9/15/2055	80,609 (d)(e)
510,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, due 11/5/2036	476,911 (c)
Benchmark Mortgage Trust
114,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	81,295 (d)
227,000	Series 2021-B31, Class D, 2.25%, due 12/15/2054	106,674 (c)
97,000	Series 2021-B31, Class E, 2.25%, due 12/15/2054	38,117 (c)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$157,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 8.84%, due 4/15/2037	$152,683 (b)(c)
1,150,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, (1 mo. USD LIBOR + 1.65%), 6.84%, due 9/15/2036	1,087,238 (b)(c)
BX Trust
269,000	Series 2019-OC11, Class A, 3.20%, due 12/9/2041	229,877 (c)
256,000	Series 2019-OC11, Class D, 4.08%, due 12/9/2041	212,663 (c)(d)
CAMB Commercial Mortgage Trust
1,006,000	Series 2019-LIFE, Class D, (1 mo. USD LIBOR + 1.75%), 6.94%, due 12/15/2037	988,277 (b)(c)
130,000	Series 2019-LIFE, Class F, (1 mo. USD LIBOR + 2.55%), 7.74%, due 12/15/2037	125,231 (b)(c)
Citigroup Commercial Mortgage Trust
100,000	Series 2023-SMRT, Class C, 6.05%, due 6/10/2028	96,195 (c)(d)
100,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	96,862 (c)(d)
99,427	Series 2016-P3, Class A2, 2.74%, due 4/15/2049	94,354
COMM Mortgage Trust
1,111,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	928,352
9,335,978	Series 2014-CR18, Class XA, 1.08%, due 7/15/2047	54,072 (d)(e)
14,494,835	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 1.05%, due 11/15/2048	244,522 (d)(e)
800,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, due 9/10/2035	711,971 (c)(d)
Federal Home Loan Mortgage Corp. Multiclass Certificates
2,420,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	169,139 (e)
1,500,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	114,929 (d)(e)
1,535,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	89,510 (d)(e)
26,256,777	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K737, Class X1, 0.75%, due 10/25/2026	432,213 (d)(e)
75,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.62%, due 2/10/2056	68,411 (d)
GS Mortgage Securities Trust
104,912	Series 2010-C1, Class B, 5.15%, due 8/10/2043	104,566 (c)
67,708,341	Series 2013-GC13, Class XA, 0.02%, due 7/10/2046	41 (d)(e)
17,375,344	Series 2015-GC30, Class XA, 0.86%, due 5/10/2050	182,554 (d)(e)
217,000	INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1 mo. USD Term SOFR + 2.49%), 7.64%, due 8/15/2039	217,000 (b)(c)
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.56%, due 1/5/2039	170,188 (c)(d)
214,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, due 9/10/2039	173,125 (c)(d)
166,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.71%, due 5/15/2046	143,590 (d)
70,000	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.24%, due 12/15/2051	58,571 (d)
693,000	NYO Commercial Mortgage Trust, Series 2021-1290, Class D, (1 mo. USD LIBOR + 2.66%), 7.81%, due 11/15/2038	572,967 (b)(c)
Taubman Centers Commercial Mortgage Trust
100,000	Series 2022-DPM, Class A, (1 mo. USD Term SOFR + 2.19%), 7.33%, due 5/15/2037	97,126 (b)(c)
146,000	Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 8.08%, due 5/15/2037	141,530 (b)(c)
123,000	Series 2022-DPM, Class C, (1 mo. USD Term SOFR + 3.78%), 8.92%, due 5/15/2037	117,508 (b)(c)
14,318,426	Wells Fargo Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.40%, due 3/15/2047	34,701 (d)(e)
9,091,828
Federal Home Loan Mortgage Corp. 4.3%
Pass-Through Certificates
130,025	3.50%, due 5/1/2026	126,815
285,692	4.50%, due 11/1/2039	282,451
1,844,114	5.50%, due 9/1/2052 - 4/1/2053	1,837,042
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Federal Home Loan Mortgage Corp. – cont'd
$1,425,426	6.00%, due 10/1/2052 - 3/1/2053	$1,438,227
3,684,535
Federal National Mortgage Association 1.6%
Pass-Through Certificates
542,643	4.50%, due 5/1/2041 - 5/1/2044	534,285
188,733	5.50%, due 11/1/2052	188,074
600,856	6.00%, due 11/1/2052 - 12/1/2052	607,567
1,329,926
Total Mortgage-Backed Securities (Cost $26,585,699)		22,806,217
Asset-Backed Securities 16.5%
1,125,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class A, (3 mo. USD LIBOR + 1.20%), 6.46%, due 10/15/2034	1,097,014 (b)(c)
1,000,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, due 12/15/2023	999,206 (c)
242,496	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	214,183 (c)
258,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class B, 1.90%, due 2/20/2028	221,966 (c)
365,000	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	363,998 (c)
1,400,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,333,655 (c)
90,000	CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 4/20/2048	80,261 (c)
168,000	Dell Equipment Finance Trust, Series 2023-1, Class A2, 5.65%, due 9/22/2028	167,053 (c)
565,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD LIBOR + 1.22%), 6.47%, due 10/20/2034	547,332 (b)(c)
1,900,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3 mo. USD LIBOR + 1.32%), 6.58%, due 4/15/2034	1,868,077 (b)(c)
84,571	Hilton Grand Vacations Trust, Series 2022-2A, Class A, 4.30%, due 1/25/2037	80,901 (c)
403,293	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	384,023 (c)
264,000	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	254,392 (c)
500,000	Milos CLO Ltd., Series 2017-1A, Class DR, (3 mo. USD LIBOR + 2.75%), 8.00%, due 10/20/2030	472,601 (b)(c)
MVW LLC
345,881	Series 2021-2A, Class A, 1.43%, due 5/20/2039	305,655 (c)
239,738	Series 2021-2A, Class B, 1.83%, due 5/20/2039	211,454 (c)
71,925	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	64,483 (c)
Navient Private Education Refi Loan Trust
60,377	Series 2021-CA, Class A, 1.06%, due 10/15/2069	52,072 (c)
384,136	Series 2021-EA, Class A, 0.97%, due 12/16/2069	324,654 (c)
350,564	Series 2021-FA, Class A, 1.11%, due 2/18/2070	292,608 (c)
1,195,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, due 4/15/2026	1,144,596 (c)
565,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	507,053 (c)
Sierra Timeshare Receivables Funding LLC
84,558	Series 2019-1A, Class C, 3.77%, due 1/20/2036	81,212 (c)
71,422	Series 2019-2A, Class A, 2.59%, due 5/20/2036	68,811 (c)
82,390	Series 2020-2A, Class C, 3.51%, due 7/20/2037	77,604 (c)
500,000	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, (3 mo. USD LIBOR + 2.85%), 8.10%, due 4/20/2029	479,993 (b)(c)
79,144	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, due 5/15/2031	79,010 (c)
344,249	SoFi Professional Loan Program LLC, Series 2021-A, Class AFX, 1.03%, due 8/17/2043	288,620 (c)
104,410	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	89,763 (c)
226,889	TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, due 9/20/2045	198,786 (c)
500,000	TRESTLES CLO III Ltd., Series 2020-3A, Class D, (3 mo. USD LIBOR + 3.25%), 8.50%, due 1/20/2033	467,992 (b)(c)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$1,125,000	Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. USD LIBOR + 1.22%), 6.48%, due 10/15/2034	$1,109,866 (b)(c)
Total Asset-Backed Securities (Cost $14,629,348)		13,928,894

Corporate Bonds 45.0%
Aerospace & Defense 1.3%
	Boeing Co.
685,000	2.20%, due 2/4/2026	628,699
480,000	2.70%, due 2/1/2027	438,724
		1,067,423
Agriculture 0.6%
540,000	Philip Morris International, Inc., 5.13%, due 11/17/2027	541,652
Airlines 2.5%
140,000	American Airlines, Inc., 7.25%, due 2/15/2028	139,166 (c)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
580,000	5.50%, due 4/20/2026	574,600 (c)
375,000	5.75%, due 4/20/2029	364,117 (c)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	142,981 (c)
445,833	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	436,109 (c)
460,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, due 6/1/2028	422,349 (c)
		2,079,322
Auto Manufacturers 3.0%
	Ford Motor Credit Co. LLC
195,000	6.95%, due 3/6/2026	196,033
140,000	6.95%, due 6/10/2026	140,690
220,000	7.35%, due 11/4/2027	224,646
65,000	6.80%, due 5/12/2028	65,060
160,000	2.90%, due 2/10/2029	132,403
	General Motors Financial Co., Inc.
530,000	2.75%, due 6/20/2025	499,273
945,000	5.40%, due 4/6/2026	934,186
370,000	Volkswagen Group of America Finance LLC, 3.35%, due 5/13/2025	354,364 (c)
		2,546,655
Auto Parts & Equipment 0.3%
140,000	Goodyear Tire & Rubber Co., 5.00%, due 5/31/2026	136,801
120,000	ZF North America Capital, Inc., 6.88%, due 4/14/2028	121,522 (c)
		258,323
Banks 12.6%
	Banco Santander SA
550,000	2.75%, due 5/28/2025	516,338
1,220,000	5.15%, due 8/18/2025	1,198,222
	Bank of America Corp.
400,000	Series L, 3.95%, due 4/21/2025	387,358
1,085,000	3.38%, due 4/2/2026	1,039,978 (f)
1,070,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,045,998 (f)
1,655,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	1,472,169 (f)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
	JPMorgan Chase & Co.
$700,000	2.30%, due 10/15/2025	$667,038 (f)
505,000	4.08%, due 4/26/2026	490,741 (f)
	Morgan Stanley
100,000	3.62%, due 4/17/2025	98,013 (f)
1,200,000	0.79%, due 5/30/2025	1,139,922 (f)
855,000	1.59%, due 5/4/2027	765,411 (f)
750,000	U.S. Bancorp, 5.73%, due 10/21/2026	749,569 (f)
1,100,000	Wells Fargo & Co., 3.91%, due 4/25/2026	1,063,460 (f)
		10,634,217
Building Materials 0.2%
210,000	Jeld-Wen, Inc., 4.63%, due 12/15/2025	203,438 (c)
Commercial Services 0.3%
260,000	APX Group, Inc., 6.75%, due 2/15/2027	254,795 (c)
Computers 0.2%
140,000	Presidio Holdings, Inc., 4.88%, due 2/1/2027	131,335 (c)
Cosmetics - Personal Care 0.3%
270,000	Haleon U.S. Capital LLC, 3.02%, due 3/24/2024	264,139
Diversified Financial Services 2.5%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	4.50%, due 9/15/2023	149,437
540,000	6.50%, due 7/15/2025	542,670
670,000	American Express Co., 3.95%, due 8/1/2025	650,277
495,000	Capital One Financial Corp., 6.31%, due 6/8/2029	491,665 (f)
	OneMain Finance Corp.
110,000	3.50%, due 1/15/2027	94,373
200,000	9.00%, due 1/15/2029	201,690
		2,130,112
Electric 0.5%
465,000	Dominion Energy, Inc., Series D, 2.85%, due 8/15/2026	429,626
Energy - Alternate Sources 0.3%
230,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	210,220 (c)
Entertainment 1.9%
	Warnermedia Holdings, Inc.
1,010,000	6.41%, due 3/15/2026	1,010,835
645,000	3.76%, due 3/15/2027	601,634
		1,612,469
Healthcare - Products 1.1%
830,000	GE HealthCare Technologies, Inc., 5.55%, due 11/15/2024	825,929
150,000	Medline Borrower LP, 3.88%, due 4/1/2029	130,359 (c)
		956,288
Home Builders 0.1%
81,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	76,622
Insurance 0.6%
265,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, due 4/15/2028	262,811 (c)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
$225,000	AssuredPartners, Inc., 7.00%, due 8/15/2025	$222,203 (c)
485,014
Internet 0.3%
235,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	228,120 (c)
Leisure Time 0.6%
200,000	Carnival Corp., 10.50%, due 2/1/2026	210,243 (c)
70,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	71,024 (c)
140,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	133,350 (c)
120,000	Royal Caribbean Cruises Ltd., 4.25%, due 7/1/2026	110,154 (c)
524,771
Media 0.6%
550,000	Fox Corp., 3.05%, due 4/7/2025	526,213
Oil & Gas 0.5%
220,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	212,887 (c)
210,000	Civitas Resources, Inc., 8.38%, due 7/1/2028	212,373 (c)
425,260
Packaging & Containers 0.2%
185,000	Mauser Packaging Solutions Holding Co., 7.88%, due 8/15/2026	183,799 (c)
Pharmaceuticals 2.2%
450,000	CVS Health Corp., 3.63%, due 4/1/2027	427,177
1,435,000	Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 5/19/2028	1,410,449
1,837,626
Pipelines 2.6%
125,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	126,360 (c)
35,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, due 4/1/2025	34,388
EQM Midstream Partners LP
153,000	6.00%, due 7/1/2025	151,311 (c)
90,000	7.50%, due 6/1/2027	90,861 (c)
340,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, due 10/1/2025	334,830
660,000	MPLX LP, 4.88%, due 6/1/2025	647,580
New Fortress Energy, Inc.
210,000	6.75%, due 9/15/2025	196,987 (c)
255,000	6.50%, due 9/30/2026	228,148 (c)
160,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/2026	155,400 (c)(g)
280,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	262,754 (c)
2,228,619
Real Estate Investment Trusts 2.5%
American Tower Corp.
405,000	1.60%, due 4/15/2026	363,203
1,305,000	1.45%, due 9/15/2026	1,148,046
216,000	American Tower Trust 1, 5.49%, due 3/15/2028	216,175 (c)
150,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 4.88%, due 5/15/2029	129,270 (c)
115,000	VICI Properties LP/VICI Note Co., Inc., 4.63%, due 6/15/2025	111,118 (c)
130,000	XHR LP, 6.38%, due 8/15/2025	127,605 (c)
2,095,417
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Retail 0.3%
	1011778 BC ULC/New Red Finance, Inc.
$140,000	3.88%, due 1/15/2028	$127,984 (c)
140,000	4.38%, due 1/15/2028	129,245 (c)
		257,229
Semiconductors 1.5%
750,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/2027	715,193
580,000	Marvell Technology, Inc., 1.65%, due 4/15/2026	522,398
		1,237,591
Software 2.3%
540,000	Infor, Inc., 1.45%, due 7/15/2023	539,076 (c)
	Oracle Corp.
100,000	5.80%, due 11/10/2025	101,114
1,415,000	1.65%, due 3/25/2026	1,284,185
		1,924,375
Telecommunications 3.1%
	AT&T, Inc.
565,000	1.70%, due 3/25/2026	514,993
955,000	1.65%, due 2/1/2028	820,749
220,000	Level 3 Financing, Inc., 3.63%, due 1/15/2029	131,946 (c)
	T-Mobile USA, Inc.
550,000	2.25%, due 2/15/2026	505,370
690,000	3.75%, due 4/15/2027	653,158
		2,626,216
Total Corporate Bonds (Cost $39,527,553)		37,976,886

Loan Assignments(b) 2.0%
Aerospace & Defense 0.1%
89,766	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.95%, due 2/1/2028	88,019
Air Transport 0.1%
90,000	American Airlines, Inc., Term Loan, (3 mo. USD LIBOR), due 4/20/2028	91,800 (h)(i)
Business Equipment & Services 0.2%
179,410	William Morris Endeavor Entertainment LLC, First Lien Term Loan, (1 mo. USD LIBOR + 2.75%), 7.95%, due 5/18/2025	178,766
Chemicals & Plastics 0.1%
53,419	Starfruit Finco BV, Term Loan B, (1 mo. USD Term SOFR), due 10/1/2025	53,353 (h)(i)
Diversified Financial Services 0.3%
250,000	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.50%), 7.59%, due 6/22/2028	249,688
Diversified Insurance 0.2%
200,000	HUB International Ltd., Term Loan B, (1 mo. USD Term SOFR), due 6/20/2030	200,362 (h)(i)
Electronics - Electrical 0.3%
199,441	Hyland Software, Inc., First Lien Term Loan, (1 mo. USD LIBOR + 3.50%), 8.69%, due 7/1/2024	197,646
66,870	Ingram Micro, Inc., Term Loan B, (3 mo. USD LIBOR + 3.50%), 9.04%, due 6/30/2028	66,578
		264,224
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care 0.3%
$89,773	Medline Borrower LP, Term Loan B, (1 mo. USD LIBOR), due 10/23/2028	$88,678 (h)(i)
180,000	Select Medical Corp., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.70%, due 3/6/2025	179,415
		268,093
Industrial Equipment 0.1%
89,770	Gates Global LLC, Term Loan B3, (1 mo. USD Term SOFR + 2.50%), 7.70%, due 3/31/2027	89,217
Internet 0.1%
85,823	NortonLifeLock, Inc., Term Loan B, (1 mo. USD Term SOFR), due 9/12/2029	85,341 (h)(i)
Leisure Goods - Activities - Movies 0.1%
89,768	Carnival Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.22%, due 6/30/2025	89,572
Retailers (except food & drug) 0.1%
88,624	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR), due 3/3/2028	87,888 (h)(i)
Total Loan Assignments (Cost $1,741,579)		1,746,323
Number of Shares

Short-Term Investments 4.2%
Commercial Paper 1.2%
1,020,000	AT&T, Inc., 5.34%, due 10/17/2023	1,002,776
Investment Companies 3.0%
2,523,849	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.03%(j)	2,523,849
Total Short-Term Investments (Cost $3,527,508)		3,526,625
Total Investments 99.4% (Cost $90,063,596)		83,934,246
Other Assets Less Liabilities 0.6%		481,134 (k)
Net Assets 100.0%		$84,415,380

(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of June 30, 2023 and changes periodically.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At June 30, 2023, these securities amounted to $34,387,709, which represents 40.7% of net assets of the Fund.

(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30,
2023.

(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
June 30, 2023.

(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	All or a portion of this security had not settled as of June 30, 2023 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(j)	Represents 7-day effective yield as of June 30, 2023.
(k)	Includes the impact of the Fund’s open positions in derivatives at June 30, 2023.
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$71,282,608	84.4%
Cayman Islands	5,562,882	6.6%
Spain	1,714,560	2.0%
Ireland	692,107	0.8%
Germany	475,886	0.6%
Switzerland	422,349	0.5%
Canada	257,229	0.3%
Short-Term Investments and Other Assets—Net	4,007,759	4.8%
	$84,415,380	100.0%
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At June 30, 2023, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2023	244	U.S. Treasury Note, 2 Year	$49,615,875	$(643,984)
Total Long Positions			$49,615,875	$(643,984)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2023	19	U.S. Treasury Note, 10 Year	$(2,133,047)	$37,406
9/2023	153	U.S. Treasury Note, 5 Year	(16,385,343)	318,359
9/2023	12	U.S. Treasury Note, Ultra 10 Year	(1,421,250)	14,906
9/2023	5	U.S. Treasury Ultra Bond	(681,094)	(7,739)
Total Short Positions			$(20,620,734)	$362,932
Total Futures				$(281,052)
At June 30, 2023, the Fund had $797,919 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended June 30, 2023, the average notional value for the months where the Fund had futures outstanding was $43,875,700 for long positions and $(21,469,896) for short positions.
Total return swap contracts (“total return swaps”)
At June 30, 2023, the Fund did not have any open positions in total return swaps.
For the six months ended June 30, 2023, the average notional value for the months where the Fund had total return swaps outstanding was $1,751,400 for long positions and $(1,687,050) for short positions.
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$3,949,301	$—	$3,949,301
Mortgage-Backed Securities#	—	22,806,217	—	22,806,217
Asset-Backed Securities	—	13,928,894	—	13,928,894
Corporate Bonds#	—	37,976,886	—	37,976,886
Loan Assignments#	—	1,746,323	—	1,746,323
Short-Term Investments	—	3,526,625	—	3,526,625
Total Investments	$—	$83,934,246	$—	$83,934,246

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of June 30, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$370,671	$—	$—	$370,671
Liabilities	(651,723)	—	—	(651,723)
Total	$(281,052)	$—	$—	$(281,052)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
Short Duration Bond Portfolio
June 30, 2023
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$83,934,246
Cash collateral segregated for futures contracts (Note A)	797,919
Interest receivable	643,566
Receivable for securities sold	23,954
Receivable for Fund shares sold	38,828
Prepaid expenses and other assets	1,436
Total Assets	85,439,949
Liabilities
Payable to investment manager (Note B)	11,931
Payable for securities purchased	602,610
Payable for Fund shares redeemed	29,825
Payable for accumulated variation margin on futures contracts (Note A)	281,052
Payable to administrator (Note B)	28,072
Payable to trustees	10,390
Other accrued expenses and payables	60,689
Total Liabilities	1,024,569
Net Assets	$84,415,380
Net Assets consist of:
Paid-in capital	$116,478,062
Total distributable earnings/(losses)	(32,062,682)
Net Assets	$84,415,380
Shares Outstanding ($.001 par value; unlimited shares authorized)	8,680,462
Net Asset Value, offering and redemption price per share
Class I	$9.72
*Cost of Investments:
(a) Unaffiliated issuers	$90,063,596

See Notes to Financial Statements

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
Short Duration Bond Portfolio
For the Six Months Ended June 30, 2023
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$2,161,605
Expenses:
Investment management fees (Note B)	73,332
Administration fees (Note B)	172,546
Shareholder servicing agent fees	2,675
Audit fees	23,402
Custodian and accounting fees	43,633
Insurance	1,368
Legal fees	11,227
Shareholder reports	5,603
Trustees' fees and expenses	21,117
Interest	171
Miscellaneous and other fees	4,807
Total expenses	359,881
Net investment income/(loss)	$1,801,724
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(1,093,480)
Expiration or closing of futures contracts	(176,404)
Expiration or closing of swap contracts	(12,998)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,488,843
Futures contracts	(359,399)
Net gain/(loss) on investments	(153,438)
Net increase/(decrease) in net assets resulting from operations	$1,648,286
See Notes to Financial Statements

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	SHORT DURATION BOND PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2023 (Unaudited)	December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,801,724	$3,145,053
Net realized gain/(loss) on investments	(1,282,882)	(2,723,242)
Change in net unrealized appreciation/(depreciation) of investments	1,129,444	(5,948,989)
Net increase/(decrease) in net assets resulting from operations	1,648,286	(5,527,178)
Distributions to Shareholders From (Note A):
Distributable earnings	—	(3,374,162)
From Fund Share Transactions (Note D):
Proceeds from shares sold	6,608,853	7,557,614
Proceeds from reinvestment of dividends and distributions	—	3,374,162
Payments for shares redeemed	(8,830,136)	(28,519,239)
Net increase/(decrease) from Fund share transactions	(2,221,283)	(17,587,463)
Net Increase/(Decrease) in Net Assets	(572,997)	(26,488,803)
Net Assets:
Beginning of period	84,988,377	111,477,180
End of period	$84,415,380	$84,988,377
See Notes to Financial Statements

Notes to Financial Statements Short Duration Bond Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014.The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended.Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers only Class I shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other

Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Commercial Paper. The value of commercial paper generally includes inputs from quoted prices or similar assets, constant maturity curves using coupon, currency, issuer, sector, issuer country, credit rating information, and yield curves using money market rates.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2023, was $957.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2023 was $90,373,194. The estimated gross unrealized appreciation was $742,245 and estimated gross unrealized depreciation was $7,455,971 resulting in net unrealized depreciation in value of investments of $6,713,726 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2022, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2022, and December 31, 2021, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2022	2021	2022	2021	2022	2021
$3,374,162	$2,940,011	$—	$—	$3,374,162	$2,940,011

As of December 31, 2022, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$3,710,406	$—	$(7,843,217)	$(29,578,157)	$—	$(33,710,968)
The temporary differences between book basis and tax basis distributable earnings are primarily due to amortization of bond premium and mark-to-market adjustments on futures.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2022, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
Capital Loss Carryforwards
Long-Term	Short-Term
$25,744,241	$3,833,916
6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
7
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
8
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.
9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
10
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
11
When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
The Fund may also enter into a TBA (To Be Announced) agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.
12
Derivative instruments: The Fund’s use of derivatives during the six months ended June 30, 2023, is described below. Please see the Schedule of Investments for the Fund’s open positions in derivatives, if any, at June 30, 2023. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the six months ended June 30, 2023, the Fund used futures for economic hedging purposes, including as a maturity or duration management device.
At the time the Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund’s taxable income.
Total return swap contracts: During the six months ended June 30, 2023, the Fund used total return swaps for hedging purposes, liquidity management and to manage and adjust the risk profile of the Fund. Total return swaps involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into total return swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or (depreciation) in the Statements of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statements of Operations. For over-the-counter ("OTC") total return swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty.
At June 30, 2023, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$370,671	Receivable/Payable for accumulated variation margin on futures contracts	$(651,723)

The impact of the use of these derivative instruments on the Statement of Operations during the six months ended June 30, 2023, was as follows:
	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Futures
Interest rate risk	$(176,404)	$(359,399)
Swaps
Equity risk	(12,998)	-

(a)	Net realized gains/(losses) on derivatives are located in the Statement of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Swaps	Expiration or closing of swap contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statement of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
13
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2023, the Fund did not participate in securities lending.
14
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.17% of the first $2 billion of the Fund’s average daily net assets and 0.15% of average daily net assets in excess of $2 billion. Accordingly, for the six months ended June 30, 2023, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.17% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at the annual rate of 0.40% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2023, there was no repayment to NBIA under these agreements.
At June 30, 2023, the Fund had no contingent liabilities to NBIA under the agreement.
			Expenses Reimbursed in Year Ended December 31,
			2020	2021	2022	2023
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2023	2024	2025	2026
Class I	0.95%(b)	12/31/26	$—	$—	$—	$—

(a)	Expense limitation per annum of the Fund's average daily net assets.
(b)	Prior to February 28, 2020, the contractual expense limitation was 1.00%.
Neuberger Berman BD LLC is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.

Note C—Securities Transactions:
During the six months ended June 30, 2023 there were purchase and sale transactions of long-term securities (excluding futures) as follows:
Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
$7,427,773	$20,389,049	$680,299	$25,061,644
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2023, and for the year ended December 31, 2022, was as follows:
	For the Six Months Ended June 30, 2023				For the period ended December 31, 2022
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	684,126	—	(910,654)	(226,528)	754,963	361,259	(2,851,390)	(1,735,168)
Note E—Line of Credit:
At June 30, 2023, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2023. During the six months ended June 30, 2023, the Fund did not utilize the Credit Facility.
Note F—Recent Accounting Pronouncement:
In December 2022, the FASB issued Accounting Standards Update No. 2022-06, "Reference Rate Reform (Topic 848)" ("ASU 2022-06"), which is an update to Accounting Standards Update No. 2021-01, "Reference Rate Reform (Topic 848)" ("ASU 2021-01") and defers the sunset date for applying the reference rate reform relief in Topic 848. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.

The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
Note G—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights
Short Duration Bond Portfolio
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding period.
Class I
	Six Months Ended June 30,	Year Ended December 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.54	$10.48	$10.68	$10.57	$10.40	$10.46
Income/(Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.20	0.33	0.26	0.24	0.18	0.14
Net Gains or (Losses) on Securities (both realized and unrealized)	(0.02)	(0.88)	(0.18)	0.12	0.20	(0.03)
Total From Investment Operations	0.18	(0.55)	0.08	0.36	0.38	0.11
Less Distributions From:
Net Investment Income	—	(0.39)	(0.28)	(0.25)	(0.21)	(0.17)
Net Asset Value, End of Period	$9.72	$9.54	$10.48	$10.68	$10.57	$10.40
Total Return[b]	1.99%[c,d]	(5.19)%	0.74%[c]	3.46%	3.69%[c]	1.02%[c]
Supplemental Data/Ratios
Net Assets, End of Period (in millions)	$84.4	$85.0	$111.5	$103.1	$107.0	$117.6
Ratio of Gross Expenses to Average Net Assets[e]	0.83%[f]	0.84%	0.80%	0.86%	0.88%	0.87%
Ratio of Net Expenses to Average Net Assets	0.83%[f]	0.84%	0.80%	0.86%	0.88%	0.87%
Ratio of Net Investment Income/(Loss) to Average Net Assets	4.18%[f]	3.29%	2.47%	2.26%	1.69%	1.34%
Portfolio Turnover Rate	32%[d]	55%	91%	162%	91%	60%

See Notes to Financial Highlights

Notes to Financial Highlights Short Duration Bond Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2023. The class action proceeds received in 2021 and 2019 had no impact on the Fund's total return for the years ended December 31, 2021 and 2019, respectively.
Had the Fund not received class action proceeds in 2018, total return based on per share NAV for the year ended December 31, 2018, would have been:

Year Ended December 31,
2018
Class I	0.92%

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown.

f	Annualized.

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT is available on the SEC’s website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).
Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund’s liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions, which for the relevant period included, among other factors, market volatility as a result of geopolitical tensions (e.g., Russia’s invasion of Ukraine) and rising inflation. The Program Administrator also utilizes information about the Fund’s investment strategy, the characteristics of the Fund’s shareholder base and historical redemption activity.
The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from April 1, 2022 through March 31, 2023. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.

Neuberger Berman
Advisers Management Trust
Sustainable Equity Portfolio
I Class Shares
S Class Shares

Semi-Annual Report
June 30, 2023
B0738 08/23

Sustainable Equity Portfolio Commentary (Unaudited)
The Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio (the Fund) Class I generated a total return of 15.52% for the six months ended June 30, 2023 (the reporting period), trailing the 16.89% total return of its benchmark, the S&P 500® Index (the Index). (Performance for all share classes is provided in the table immediately following this letter.)
Enthusiasm around artificial intelligence (AI) and semiconductors drove a narrow Information Technology (IT)-centric rally during the first half of 2023. To illustrate the scale, the IT sector advanced by over 45% versus the 16.89% of the overall Index.
We used 2022’s indiscriminate selloff as an opportunity to increase our exposure to large "growthy" tech names, though the Fund remains underweight versus the Index. We invested in companies that we believed to have proven management track records, visible cash flows, deep economic and business moats, healthy balance sheets with pricing power, robust stakeholder relationships, and credible performance on issues including diversity, management tenure, and operational efficiency.
We have exposure to both AI and advanced semiconductors through positions in several key companies - including some whose advantages, we believe, have not yet been appreciated by the market.
Stock selection added value this period, with strongest results from our Financials, Industrials and Consumer Discretionary holdings. Our top individual contributors were technology-related names, such as: Microsoft, Amazon - which has exposure to AI and is investing in proprietary chip-making technology - and Alphabet, another key AI player.
Our underperformance relative to the Index resulted primarily from the fact that some of the IT names driving this period’s rally did not meet our investment philosophy. Our Financials holdings were a net positive. Despite the headwind of being overweight a sector that struggled with fears about bank failures, our differentiated and diversified holdings outperformed. An underweight to Communications Services versus the Index detracted.
Individual underperformers included Bank of America, which declined with its sector. We continue to see upside in this large, diversified global bank with robust deposit inflows.
After an impressive 2022, global health insurer Cigna underperformed as investors shifted away from defensive sectors due to Medicare-related regulatory changes. Macro drivers remain favorable, and we believe Cigna's exposure to proposed changes is less material than its peers.
Danaher Corp., the global science and technology innovator, underperformed with sector rotation out of biotech. We believe its risk/reward profile remains attractive.
During the reporting period, we bought Health Care names IDEXX Laboratories, IQVIA Holdings, and Financial name Interactive Brokers Group, and sold Cognizant Technology.
We will be following economic data closely for the remainder of 2023. We believe concerns that an inverted yield curve may predict recession, and that second quarter corporate earnings may disappoint contrast with several potential positives - inflation is declining, the U.S. Federal Reserve Board paused on tightening this period at its June meeting, and the U.S. economy continues to deliver better-than-expected results.
We are macro-aware, bottom-up fundamental investors who believe economic and market cycles are normal and create opportunities for disciplined investors. We also believe an uncertain macroeconomic environment provides opportunities for strong, well-managed businesses to enhance their competitiveness and build long-term value.
Through our core/blend style box investing, we use market disruption to invest in what we believe to be quality growth (like Amazon) and asset-rich value businesses (like Bank of America) at attractive valuations.
1

As always, we also continue engaging with portfolio companies and prospects on ESG (Environmental, Social and Governance) measures, both in meetings with managements and through our voting power, believing these factors are a key to advantaged long-term performance.
We look forward to continuing to serve your investment needs.
Sincerely,
Daniel P. Hanson
Portfolio Manager
Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund’s portfolio manager. The opinions are as of the date of this report and are subject to change without notice.
To read more on how we integrate sustainability issues into our investment process, please visit www.nb.com/sustainableequity.
2

Sustainable Equity Portfolio (Unaudited)

SECTOR ALLOCATION
(as a % of Total Investments*)
Communication Services	6.4%
Consumer Discretionary	11.1
Consumer Staples	4.1
Energy	1.7
Financials	23.2
Health Care	15.7
Industrials	10.0
Information Technology	23.7
Materials	2.0
Utilities	2.0
Short-Term Investments	0.1
Total	100.0%

*	Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS
	Inception Date	Six Month Period Ended 06/30/2023	Average Annual Total Return Ended 06/30/2023
			1 Year	5 Years	10 Years	Life of Fund
Class I	02/18/1999	15.52%	19.14%	9.65%	10.73%	7.87%
Class S1	05/01/2006	15.35%	18.83%	9.37%	10.48%	7.73%
S&P 500® Index[2,3]		16.89%	19.59%	12.31%	12.86%	7.43%
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.
The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class’s returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.
 As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2022 were 0.93% and 1.18% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.17% after expense reimbursements and/or fee waivers for Class S shares. The expense ratios for the semi-annual period ended June 30, 2023 can be found in the Financial Highlights section of this report.
3

Endnotes (Unaudited)

1	Performance shown prior to May 1, 2006 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.
2	The date used to calculate Life of Fund performance for the index is February 18, 1999, the inception date of Class I shares, the Fund's oldest share class.
3
The S&P 500® Index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market.
Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger
Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).
Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.
The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.
© 2023 Neuberger Berman BD LLC, distributor. All rights reserved.
4

Information About Your Fund’s Expenses (Unaudited)
As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.
This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2023 and held for the entire period. The table illustrates the Fund’s costs in two ways:
Actual Expenses and Performance:
The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund’s actual performance during the period indicated.
You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled
"Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expense Example (Unaudited)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SUSTAINABLE EQUITY PORTFOLIO
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period	Expense
Actual	1/1/23	6/30/23	1/1/23 – 6/30/23	Ratio
Class I	$1,000.00	$1,155.20	$4.76(a )	0.89%
Class S	$1,000.00	$1,153.50	$6.14(a )	1.15%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.38	$4.46(b )	0.89%
Class S	$1,000.00	$1,019.09	$5.76(b )	1.15%

(a)
For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)
Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period
(assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

5

Legend June 30, 2023 (Unaudited)
Sustainable Equity Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
6

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)
June 30, 2023

Number of Shares		Value
Common Stocks 99.6%
Banks 5.2%
586,994	Bank of America Corp.	$16,840,858
137,176	JPMorgan Chase & Co.	19,950,877
		36,791,735
Broadline Retail 7.2%
389,834	Amazon.com, Inc.	50,818,760 *
Capital Markets 2.2%
40,470	Interactive Brokers Group, Inc. Class A	3,361,843
110,187	Intercontinental Exchange, Inc.	12,459,946
		15,821,789
Communications Equipment 1.5%
65,621	Arista Networks, Inc.	10,634,539 *
Consumer Staples Distribution & Retail 1.8%
23,803	Costco Wholesale Corp.	12,815,059
Electrical Equipment 1.5%
392,298	Vestas Wind Systems AS	10,432,534 *
Electronic Equipment, Instruments & Components 2.1%
51,746	Zebra Technologies Corp. Class A	15,308,019 *
Financial Services 12.4%
15	Berkshire Hathaway, Inc. Class A	7,767,150 *
100,202	Berkshire Hathaway, Inc. Class B	34,168,882 *
114,547	Fiserv, Inc.	14,450,104 *
79,821	MasterCard, Inc. Class A	31,393,599
		87,779,735
Ground Transportation 2.1%
448,760	CSX Corp.	15,302,716
Health Care Equipment & Supplies 2.7%
59,597	Becton Dickinson & Co.	15,734,204
16,086	Embecta Corp.	347,458
6,715	IDEXX Laboratories, Inc.	3,372,474 *
		19,454,136
Health Care Providers & Services 8.0%
128,428	AmerisourceBergen Corp.	24,713,400
115,038	Cigna Group	32,279,663
		56,993,063
Hotels, Restaurants & Leisure 3.9%
984,696	Compass Group PLC	27,537,403
Household Products 2.3%
209,685	Colgate-Palmolive Co.	16,154,132
Number of Shares		Value
Insurance 3.4%
183,106	Progressive Corp.	$24,237,741
Interactive Media & Services 6.4%
381,837	Alphabet, Inc. Class A	45,705,889 *
IT Services 2.9%
273,509	GoDaddy, Inc. Class A	20,548,731 *
Life Sciences Tools & Services 2.9%
53,135	Danaher Corp.	12,752,400
33,945	IQVIA Holdings, Inc.	7,629,818 *
		20,382,218
Machinery 2.0%
162,864	Otis Worldwide Corp.	14,496,525
Materials 1.9%
52,262	Sherwin-Williams Co.	13,876,606
Multi-Utilities 2.0%
1,057,508	National Grid PLC	13,974,273
Oil, Gas & Consumable Fuels 1.7%
483,450	Coterra Energy, Inc.	12,231,285
Pharmaceuticals 2.0%
46,663	Roche Holding AG	14,258,791
Semiconductors & Semiconductor Equipment 3.5%
136,782	Texas Instruments, Inc.	24,623,496
Software 10.7%
32,037	Intuit, Inc.	14,679,033
179,614	Microsoft Corp.	61,165,752
		75,844,785
Technology Hardware, Storage & Peripherals 3.0%
108,874	Apple, Inc.	21,118,290
Trading Companies & Distributors 4.3%
24,767	United Rentals, Inc.	11,030,479
24,665	W.W. Grainger, Inc.	19,450,572
		30,481,051
Total Common Stocks (Cost $432,092,098)		707,623,301
Principal Amount
Short-Term Investments 0.1%
Certificates of Deposit 0.0%(a)
$100,000	Self Help Credit Union, 0.10%, due 7/29/2023	100,000
100,000	Self Help Federal Credit Union, 0.10%, due 8/30/2023	100,000
		200,000
See Notes to Financial Statements
7

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Investment Companies 0.1%
244,460	State Street Institutional Treasury Money Market Fund Premier Class, 5.02%(b)	$244,460
Total Short-Term Investments (Cost $444,460)		444,460
Total Investments 99.7% (Cost $432,536,558)		708,067,761
Other Assets Less Liabilities 0.3%		2,075,043
Net Assets 100.0%		$710,142,804

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of June 30, 2023.
See Notes to Financial Statements
8

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$707,623,301	$—	$—	$707,623,301
Short-Term Investments	—	444,460	—	444,460
Total Investments	$707,623,301	$444,460	$—	$708,067,761

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
9

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
Sustainable Equity Portfolio
June 30, 2023
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$708,067,761
Foreign currency(b)	10
Dividends and interest receivable	1,392,545
Receivable for securities sold	1,501,380
Receivable for Fund shares sold	21,121
Prepaid expenses and other assets	10,825
Total Assets	710,993,642
Liabilities
Payable to investment manager (Note B)	300,265
Payable for securities purchased	7,189
Payable for Fund shares redeemed	176,425
Payable to administrator (Note B)	196,936
Payable to trustees	9,903
Payable for shareholder reports	50,351
Payable for legal fees	68,769
Other accrued expenses and payables	41,000
Total Liabilities	850,838
Net Assets	$710,142,804
Net Assets consist of:
Paid-in capital	$404,289,152
Total distributable earnings/(losses)	305,853,652
Net Assets	$710,142,804
Net Assets
Class I	$580,501,553
Class S	129,641,251
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	18,750,045
Class S	4,176,209
Net Asset Value, offering and redemption price per share
Class I	$30.96
Class S	31.04
*Cost of Investments:
(a) Unaffiliated issuers	$432,536,558
(b) Total cost of foreign currency	$10

See Notes to Financial Statements
10

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
Sustainable Equity Portfolio
For the Six Months Ended June 30, 2023
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$4,607,012
Interest and other income—unaffiliated issuers	119,738
Foreign taxes withheld	(71,496)
Total income	$4,655,254
Expenses:
Investment management fees (Note B)	1,742,104
Administration fees (Note B):
Class I	807,943
Class S	181,532
Distribution fees (Note B):
Class S	151,276
Shareholder servicing agent fees:
Class I	6,252
Class S	3,131
Audit fees	19,782
Custodian and accounting fees	42,176
Insurance	9,428
Legal fees	83,828
Repayment to Management of expenses previously assumed by Management (Note B)	4,471
Shareholder reports	9,139
Trustees' fees and expenses	21,202
Interest	19
Miscellaneous and other fees	19,024
Total expenses	3,101,307
Net investment income/(loss)	$1,553,947
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	16,202,263
Settlement of foreign currency transactions	(10,132)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	78,875,127
Foreign currency translations	22,529
Net gain/(loss) on investments	95,089,787
Net increase/(decrease) in net assets resulting from operations	$96,643,734
See Notes to Financial Statements
11

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	SUSTAINABLE EQUITY PORTFOLIO
	Six Months Ended	Fiscal Year Ended
	June 30, 2023 (Unaudited)	December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,553,947	$2,083,217
Net realized gain/(loss) on investments	16,192,131	11,015,350
Change in net unrealized appreciation/(depreciation) of investments	78,897,656	(157,970,943)
Net increase/(decrease) in net assets resulting from operations	96,643,734	(144,872,376)
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(53,600,959)
Class S	—	(11,948,619)
Total distributions to shareholders	—	(65,549,578)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	10,802,732	26,408,665
Class S	3,403,171	7,312,605
Proceeds from reinvestment of dividends and distributions:
Class I	—	53,600,959
Class S	—	11,948,619
Payments for shares redeemed:
Class I	(24,439,353)	(34,033,044)
Class S	(8,070,032)	(15,440,163)
Net increase/(decrease) from Fund share transactions	(18,303,482)	49,797,641
Net Increase/(Decrease) in Net Assets	78,340,252	(160,624,313)
Net Assets:
Beginning of period	631,802,552	792,426,865
End of period	$710,142,804	$631,802,552
See Notes to Financial Statements
12

Notes to Financial Statements Sustainable Equity Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014.The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended.Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs).Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of
13

4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
14

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2023, was $163.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at June 30, 2023 was $433,050,631. The estimated gross unrealized appreciation was $277,982,732 and estimated gross unrealized depreciation was $2,965,602 resulting in net unrealized appreciation in value of investments of $275,017,130 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2022, the Fund recorded the following permanent reclassification related to a miscellaneous adjustment:
Paid-in Capital	Total Distributable Earnings/(Losses)
$1	$(1)
The tax character of distributions paid during the years ended December 31, 2022, and December 31, 2021, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2022	2021	2022	2021	2022	2021
$5,185,793	$2,523,991	$60,363,785	$14,396,088	$65,549,578	$16,920,079

15

As of December 31, 2022, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,009,168	$11,057,611	$196,143,139	$—	$—	$209,209,918
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
7
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international
16

securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2023, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.
13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2023, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2023, the Fund’s Class S shares repaid NBIA $4,471, under its contractual expense limitation.
17

At June 30, 2023, the Fund's contingent liabilities to NBIA under the agreements were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2020	2021	2022	2023
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2023	2024	2025	2026
Class I	1.30%	12/31/26	$—	$—	$—	$—
Class S	1.17%	12/31/26	—	—	—	—

(a)	Expense limitation per annum of the respective class's average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the six months ended June 30, 2023, there were purchase and sale transactions of long-term securities of $59,341,935 and $58,197,274, respectively.
During the six months ended June 30, 2023, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2023, and for the year ended December 31, 2022, was as follows:
	For the Six Months Ended June 30, 2023				For the Year Ended December 31, 2022
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	382,182	—	(849,400)	(467,218)	857,443	2,162,201	(1,073,430)	1,946,214
Class S	119,469	—	(280,686)	(161,217)	236,357	479,864	(495,636)	220,585
18

Note E—Line of Credit:
At June 30, 2023, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2023. During the six months ended June 30, 2023, the Fund did not utilize the Credit Facility.
Note F—Recent Accounting Pronouncement:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, "Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to the fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.
Note G—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.
19

Financial Highlights
Sustainable Equity Portfolio
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.
Class I
	Six Months Ended June 30,	Year Ended December 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$26.80	$37.03	$30.69	$26.89	$22.70	$25.61
Income From Investment Operations:
Net Investment Income/(Loss)[a]	0.07	0.11	0.14	0.13	0.17	0.14
Net Gains or Losses on Securities (both realized and unrealized)	4.09	(7.20)	7.01	4.98	5.59	(1.48)
Total From Investment Operations	4.16	(7.09)	7.15	5.11	5.76	(1.34)
Less Distributions From:
Net Investment Income	—	(0.14)	(0.13)	(0.17)	(0.11)	(0.13)
Net Realized Capital Gains	—	(3.00)	(0.68)	(1.14)	(1.46)	(1.44)
Total Distributions	—	(3.14)	(0.81)	(1.31)	(1.57)	(1.57)
Net Asset Value, End of Period	$30.96	$26.80	$37.03	$30.69	$26.89	$22.70
Total Return[b]	15.52%[c,d]	(18.45)%	23.48%[c]	19.56%[c]	25.88%[c]	(5.73)%[c]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$580.5	$515.1	$639.6	$544.0	$491.3	$339.0
Ratio of Gross Expenses to Average Net Assets[e]	0.89%[f]	0.92%	0.89%	0.92%	0.93%	0.95%
Ratio of Net Expenses to Average Net Assets	0.89%[f]	0.92%	0.89%	0.92%	0.93%	0.95%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.52%[f]	0.36%	0.40%	0.48%	0.67%	0.53%
Portfolio Turnover Rate	9%[d]	22%	15%	22%	21%[g]	13%
See Notes to Financial Highlights
20

Financial Highlights  (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$26.91	$37.12	$30.78	$26.97	$22.79	$25.69
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.04	0.03	0.05	0.06	0.10	0.08
Net Gains or Losses on Securities (both realized and unrealized)	4.09	(7.20)	7.03	5.00	5.61	(1.48)
Total From Investment Operations	4.13	(7.17)	7.08	5.06	5.71	(1.40)
Less Distributions From:
Net Investment Income	—	(0.04)	(0.06)	(0.11)	(0.07)	(0.06)
Net Realized Capital Gains	—	(3.00)	(0.68)	(1.14)	(1.46)	(1.44)
Total Distributions	—	(3.04)	(0.74)	(1.25)	(1.53)	(1.50)
Net Asset Value, End of Period	$31.04	$26.91	$37.12	$30.78	$26.97	$22.79
Total Return[b]	15.35%[c,d]	(18.65)%	23.16%[c]	19.28%[c]	25.58%[c]	(5.94)%[c]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$129.6	$116.7	$152.8	$130.0	$121.5	$69.6
Ratio of Gross Expenses to Average Net Assets[e]	1.15%[f]	1.18%	1.16%	1.17%	1.18%	1.20%
Ratio of Net Expenses to Average Net Assets	1.15%[f,h]	1.17%	1.16%[h]	1.17%[h]	1.17%	1.17%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.26%[f]	0.11%	0.13%	0.22%	0.39%	0.31%
Portfolio Turnover Rate	9%[d]	22%	15%	22%	21%[g]	13%
See Notes to Financial Highlights
21

Notes to Financial Highlights Sustainable Equity Portfolio (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total returns for the six months ended June 30, 2023. The class action proceeds received in 2021, 2020,
2019 and 2018 had no impact on the Fund’s total returns for the years ended December 31, 2021, 2020,
2019 and 2018, respectively.

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.
g
After the close of business on April 30, 2019, the Fund acquired all of the net assets of Neuberger Berman
Advisers Management Trust Guardian Portfolio and Neuberger Berman Advisers Management Trust Large
Cap Value Portfolio in a tax-free exchange of shares pursuant to a Plan of Reorganization and Dissolution approved by the Board. Portfolio turnover excludes purchases of $114,219,008 of securities acquired pursuant to the reorganization, and there were no sales made following a purchase-of-assets transaction relative to the reorganization.

h
After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements with Management, as applicable. Had the
Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Six Months Ended June 30,	Year Ended December 31,
	2023	2021	2020
Class S	1.15%	1.14%	1.17%
22

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT is available on the SEC’s website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).
Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund’s liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions, which for the relevant period included, among other factors, market volatility as a result of geopolitical tensions (e.g., Russia’s invasion of Ukraine) and rising inflation. The Program Administrator also utilizes information about the Fund’s investment strategy, the characteristics of the Fund’s shareholder base and historical redemption activity.
The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from April 1, 2022 through March 31, 2023. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.
23

Neuberger Berman
Advisers Management Trust

U.S. Equity Index PutWrite Strategy Portfolio

S Class Shares

Semi-Annual Report

June 30, 2023

S0117 08/23

U.S. Equity Index PutWrite Strategy Portfolio Commentary (Unaudited)

The Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio (the Fund) Class S generated a total return of 10.85% for the six-month period ended June 30, 2023 (the reporting period), compared to its benchmark, a blend consisting of 50% Cboe S&P 500 One-Week PutWrite Index and 50% Cboe S&P 500 PutWrite Index (collectively, the Index), which posted a total return of 10.92% for the same period.

Fueled by the U.S. Federal Reserve Board (Fed) 'pause' in raising rates in June, an avoidance of U.S. debt default, and the bullish expectations for breakthrough Artificial Intelligence (AI) technology, the S&P 500® Index returned 16.89% in the first half of 2023. Not to be outdone by its 'slower growth' cousin, the NASDAQ-100® Index soared 39.35%.

During the reporting period, the Fund produced an attractive total return of 10.85% versus the Cboe S&P 500 PutWrite Index (PUT) return of 12.54%. Over the same period, the Cboe S&P 500 One-Week PutWrite Index (WPUT) returned 9.30%. Meanwhile, the collateral portfolio generated a small positive return, keeping pace with the ICE BofA 0-3 Month US Treasury Bill Index return of 2.32%. There were no significant detractors to portfolio performance over the reporting period.

The Fund's average option notional exposure over the reporting period remained consistent with its strategic target of 100% S&P 500 Index.

Implied volatility levels continued to wane as investors found fewer near-term risks to contemplate. Despite its decline during the reporting period, the Cboe Volatility Index (VIX®) 2023 average level of 18.56 remains in line with its long-term average. Much will be made of VIX's retreat towards the low teens, but much like Goldilocks' search for porridge, VIX is always too high or too low for investors and they fail to appreciate that the average VIX is usually 'just right'. More specifically, focusing on the current level of VIX neglects the fact that most option strategies generally seek to earn money not on a single VIX move higher or lower, but on average implied volatility levels as option premiums decay with time.

We expect collateral yield levels to remain attractive despite the pause by the Fed as the threat of inflation persists due to relatively resilient U.S. economic forecasts. Investors remain divided on if/when the Fed will raise interest rates after their recent pause. We continue to believe the 'genie is out of the bottle' and rates will need to be higher for longer given the apparent strength of the U.S. economy thus far. Higher rates offer investors more income from their investment portfolios than they have seen in years. This income may increase spending which reinforces upward price pressures, in turn, potentially increasing the likelihood of persistent inflation. One additional driver of inflation may come from a lack of skilled labor as the average age of skilled U.S. laborers continues to climb due to years of workers choosing other career paths. This begs the question of how AI might push workers back towards more labor-oriented jobs. Regardless, we do not believe these trends will resolve themselves in a matter of quarters.

Sincerely,

DEREK DEVENS AND RORY EWING
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

1

U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

PORTFOLIO BY TYPE OF INVESTMENT

(as a % of Total Net Assets)
Common Stocks	0.0%
Rights	0.0
U.S. Government Agency Securities	68.6
U.S. Treasury Obligations	25.4
Put Options Written	(0.4)
Short-Term Investments	4.6
Other Assets Less Liabilities	1.8
Total	100.0%

PERFORMANCE HIGHLIGHTS1

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2023
	Date	06/30/2023	1 Year	5 Years	Life of Fund
Class S*	05/01/2014	10.85%	12.58%	6.45%	3.39%
50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index[2,3]		10.92%	9.35%	3.52%	4.19%
S&P 500® Index[2,3]		16.89%	19.59%	12.31%	11.93%

*  Prior to May 1, 2017, the Fund had different investment goals, fees and expenses, principal investment strategies and portfolio managers. Please also see Endnote 1.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2022 was 1.54% for Class S shares (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.06% for Class S shares after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended June 30, 2023 can be found in the Financial Highlights section of this report.

2

Endnotes (Unaudited)

1  The Fund was relatively small prior to December 31, 2014, which could have impacted Fund performance. The same techniques used to produce returns in a small fund may not work to produce similar returns in a larger fund. Effective May 1, 2017, Absolute Return Multi-Manager Portfolio changed its name to the U.S. Equity Index PutWrite Strategy Portfolio and changed its investment goal, fees and expenses, principal investment strategies, risks and portfolio manager(s). Prior to that date, the Fund had a higher management fee, different expenses, a different goal and principal investment strategies, which included a multi-manager strategy, and different risks. Its performance prior to that date might have been different if the current fees and expenses, goal, and principal investment strategies had been in effect.

2  The date used to calculate Life of Fund performance for the index is May 1, 2014, the Fund's commencement of operations.

3  The 50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index is a blended index composed of 50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index, and is rebalanced monthly. The Cboe S&P 500 One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) S&P 500® Index (SPX) put option on a weekly basis. The maturity of the written SPX put option is one week to expiry. The written SPX put option is collateralized by a money market account invested in one month Treasury bills. The index rolls on a weekly basis, typically every Friday. The Cboe S&P 500 PutWrite Index (PUT) is designed to represent a proposed hypothetical short put strategy. PUT is an award-winning benchmark index that measures the performance of a hypothetical portfolio that sells SPX put options against collateralized cash reserves held in a money market account. The PUT strategy is designed to sell a sequence of one-month, ATM SPX puts and invest cash at one- and three-month Treasury Bill rates. The S&P 500 Index is a float-adjusted market capitalization weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portfolio of the total value of the market. Please note that individuals cannot invest directly in any index. The indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

3

Endnotes (Unaudited) (cont'd)

The investments for the Fund are managed by the same portfolio manager(s) who manage one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2023 Neuberger Berman BD LLC, distributor. All rights reserved.

4

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2023 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, Compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO

Actual	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During the Period 1/1/2023 – 6/30/2023(a)
Class S	$1,000.00	$1,108.50	$5.49
Hypothetical (5% annual return before expenses)(b)
Class S	$1,000.00	$1,019.59	$5.26

(a)  Expenses are equal to the annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratio of 1.05%, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

5

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) June 30, 2023

SHARES		VALUE
Common Stocks 0.0%
Consumer Staples Distribution & Retail 0.0%
800	Fresh Market, Inc. (The) Escrow*(a)(b) (Cost $—)	$—
PRINCIPAL AMOUNT
U.S. Government Agency Securities 68.6%
	Federal Agricultural Mortgage Corp.,
$2,800,000	1.59%, 1/10/2024(c)	2,743,442
1,200,000	2.62%, 2/26/2024(c)	1,177,315
	FFCB,
1,000,000	2.80%, 9/5/2023	995,638
2,000,000	0.25%, 2/26/2024	1,934,121
	FHLB,
4,500,000	2.38%, 3/8/2024	4,408,469
	FHLMC,
2,500,000	0.25%, 9/8/2023	2,477,299
6,000,000	0.25%, 11/6/2023(c)	5,896,237
	FNMA,
8,000,000	2.88%, 9/12/2023	7,958,929
Total U.S. Government Agency Securities (Cost $27,885,377)		27,591,450
U.S. Treasury Obligations 25.4%
	U.S. Treasury Notes,
3,000,000	0.13%, 12/15/2023	2,931,797
4,000,000	0.38%, 9/15/2024(c)	3,770,156
3,700,000	1.75%, 3/15/2025	3,499,969
Total U.S. Treasury Obligations (Cost $10,333,640)		10,201,922
NO. OF RIGHTS		VALUE
Rights 0.0%
Biotechnology 0.0%
225	Tobira Therapeutics, Inc., CVR*(a)(b) (Cost $3,092)	$—
SHARES
Short-Term Investments 4.6%
Investment Companies 4.6%
1,867,787	Invesco Government & Agency Portfolio, Institutional Class, 5.06%(d)	1,867,787
2,011	Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class 4.98%(d)	2,011
Total Investment Companies (Cost $1,869,798)		1,869,798
Total Investments 98.6% (Cost $40,091,907)		39,663,170
Other Assets Less Liabilities 1.4%(e)		545,450
Net Assets 100.0%		$40,208,620

*  Non-income producing security.

(a)  Value determined using significant unobservable inputs.

(b)  Security fair valued as of June 30, 2023, in accordance with procedures approved by the valuation designee. Total value of all such securities at June 30, 2023, amounted to $0, which represents 0.0% of net assets of the Fund.

(c)  All or a portion of this security is pledged with the custodian for options written.

(d)  Represents 7-day effective yield as of June 30, 2023.

(e)  Includes the impact of the Fund's open positions in derivatives at June 30, 2023.

See Notes to Financial Statements

6

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

Abbreviations

CVR  Contingent Value Rights

FFCB  Federal Farm Credit Bank

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corp.

FNMA  Federal National Mortgage Association

Derivative Instruments

Written option contracts ("options written")

At June 30, 2023, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	2	$(890,076)	$4,285	7/7/2023	$(170)
S&P 500 Index	6	(2,670,228)	4,305	7/7/2023	(600)
S&P 500 Index	1	(445,038)	4,315	7/7/2023	(110)
S&P 500 Index	3	(1,335,114)	4,365	7/7/2023	(756)
S&P 500 Index	12	(5,340,456)	4,430	7/7/2023	(17,460)
S&P 500 Index	2	(890,076)	4,315	7/14/2023	(1,020)
S&P 500 Index	5	(2,225,190)	4,370	7/14/2023	(4,900)
S&P 500 Index	6	(2,670,228)	4,380	7/14/2023	(5,460)
S&P 500 Index	1	(445,038)	4,395	7/14/2023	(1,380)
S&P 500 Index	4	(1,780,152)	4,415	7/14/2023	(7,360)
S&P 500 Index	3	(1,335,114)	4,420	7/14/2023	(5,940)
S&P 500 Index	2	(890,076)	4,430	7/14/2023	(4,610)
S&P 500 Index	22	(9,790,836)	4,365	7/21/2023	(30,690)
S&P 500 Index	1	(445,038)	4,375	7/21/2023	(1,545)
S&P 500 Index	2	(890,076)	4,375	7/28/2023	(4,990)
S&P 500 Index	1	(445,038)	4,380	7/28/2023	(2,585)
S&P 500 Index	1	(445,038)	4,385	7/28/2023	(2,695)
S&P 500 Index	16	(7,120,608)	4,455	7/28/2023	(80,080)
Total Options Written (premium received $377,724)					$(172,351)

For the six months ended June 30, 2023, the average market value for the months where the Fund had options written outstanding was $(409,502). At June 30, 2023, the Fund had securities pledged in the amount of $13,587,150 to cover collateral requirements for options written.

See Notes to Financial Statements

7

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2023:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)(b)(c)	$—	$—	$—	$—
U.S. Government Agency Securities	—	27,591,450	—	27,591,450
U.S. Treasury Obligations	—	10,201,922	—	10,201,922
Rights(a)(b)(c)	—	—	—	—
Short-Term Investments	—	1,869,798	—	1,869,798
Total Long Positions	$—	$39,663,170	$—	$39,663,170

(a)  The Schedule of Investments provides information on the industry or sector categorization.

(b)  The reconciliation between beginning and ending balances of investments in which unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1.

(c)  At June 30, 2023, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's derivatives as of June 30, 2023:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(172,351)	$—	$—	$(172,351)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

8

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
June 30, 2023
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$39,663,170
Cash	32,271
Foreign currency(b)	417
Dividends and interest receivable	174,533
Receivable for securities sold	93,184
Receivable for Fund shares sold	539,101
Prepaid expenses and other assets	384
Total Assets	40,503,060
Liabilities
Options contracts written, at value(c) (Note A)	172,351
Payable to administrator—net (Note B)	4,535
Payable to investment manager—net (Note B)	14,917
Payable for securities purchased	2,429
Payable for Fund shares redeemed	11,879
Payable to trustees	11,742
Payable for audit fees	21,773
Payable for custodian and accounting fees	44,377
Other accrued expenses and payables	10,437
Total Liabilities	294,440
Net Assets	$40,208,620
Net Assets consist of:
Paid-in capital	$40,876,489
Total distributable earnings/(losses)	(667,869)
Net Assets	$40,208,620
Shares Outstanding ($.001 par value; unlimited shares authorized)	4,423,952
Net Asset Value, offering and redemption price per share
Class S	$9.09
*Cost of Investments:	—
(a) Unaffiliated issuers	$40,091,907
(b) Total cost of foreign currency	$401
(c) Premium received from option contracts written	$377,724

See Notes to Financial Statements

9

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
For the Six Months Ended June 30, 2023
Investment Income:
Income (Note A):
Interest income—unaffiliated issuers	$464,138
Dividend income	12
Total income	$464,150
Expenses:
Investment management fees (Note B)	86,246
Administration fees (Note B)	57,498
Distribution fees (Note B)	47,914
Shareholder servicing agent fees	1,711
Audit fees	21,313
Custodian and accounting fees	36,182
Insurance	438
Legal fees	4,330
Shareholder reports	5,622
Trustees' fees and expenses	21,490
Miscellaneous	2,480
Total expenses	285,224
Expenses reimbursed by Management (Note B)	(83,871)
Total net expenses	201,353
Net investment income/(loss)	$262,797
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(28)
Settlement of foreign currency transactions	(17)
Expiration or closing of option contracts written	3,313,816
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	291,553
Foreign currency translations	37
Option contracts written	119,118
Net gain/(loss) on investments	3,724,479
Net increase/(decrease) in net assets resulting from operations	$3,987,276

See Notes to Financial Statements

10

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
	Six Months Ended June 30, 2023 (Unaudited)	Fiscal Year Ended December 31, 2022
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$262,797	$(14,773)
Net realized gain/(loss) on investments	3,313,771	(3,590,296)
Change in net unrealized appreciation/(depreciation) of investments	410,708	(1,018,609)
Net increase/(decrease) in net assets resulting from operations	3,987,276	(4,623,678)
Distributions to Shareholders From (Note A):
Distributable earnings	—	(6,598,259)
Total distributions to shareholders	—	(6,598,259)
From Fund Share Transactions (Note D):
Proceeds from shares sold	3,025,271	5,802,357
Proceeds from reinvestment of dividends and distributions	—	6,598,259
Payments for shares redeemed	(3,731,464)	(5,573,219)
Net increase/(decrease) from Fund share transactions	(706,193)	6,827,397
Net Increase/(Decrease) in Net Assets	3,281,083	(4,394,540)
Net Assets:
Beginning of period	36,927,537	41,322,077
End of period	$40,208,620	$36,927,537

See Notes to Financial Statements

11

Notes to Financial Statements U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers only Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, exchange traded options written and rights, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the

12

NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and other market information which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities and reference data, such as market research publications, when available ("Other Market Information").

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency

13

gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.

For federal income tax purposes, the estimated cost of investments held at June 30, 2023, was $39,714,183. The estimated gross unrealized appreciation was $77,508 and estimated gross unrealized depreciation was $387,127 resulting in net unrealized depreciation in value of investments of $309,619 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV, or NAV per share of the Fund. For the year ended December 31, 2022, the Fund recorded permanent reclassifications primarily related to net operating losses written off.

For the year ended December 31, 2022, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$(15,541)	$15,541

The tax character of distributions paid during the years ended December 31, 2022, and December 31, 2021, was as follows:

Distribution Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2022	2021	2022	2021	2022	2021
$2,516,257	$1,087,058	$4,082,002	$1,442,326	$6,598,259	$2,529,384

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As of December 31, 2022, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$—	$(720,288)	$(3,931,842)	$(3,015)	$(4,655,145)

The temporary differences between book basis and tax basis distributable earnings are primarily due to mark-to market adjustments on options contracts, unamortized organization expenses and capital loss carryforwards.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2022, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$2,360,881	$1,570,961

During the year ended December 31, 2022, the Fund did not utilize any capital loss carryforwards.

6  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

7  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

10  Derivative instruments: The Fund's use of derivatives during the six months ended June 30, 2023, is described below. Please see the Schedule of Investments for the Fund's open positions in derivatives at June 30, 2023. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair

15

value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.

Options: The Fund's principal investment strategy is an options-based strategy. During the six months ended June 30, 2023, the Fund used options written to manage or adjust the risk profile of the Fund or the risk of individual index exposures and to gain exposure more efficiently than through a direct purchase of the underlying security or to gain exposure to securities, markets, sectors or geographical areas. Options written were also used to generate incremental returns.

Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund's loss is limited to the amount of the option premium paid.

Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.

When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

The Fund (as the seller of a put option) receives premiums from the purchaser of the option in exchange for providing the purchaser with the right to sell the underlying instrument to the Fund at a specific price (i.e., the exercise price or strike price). If the market price of the instrument underlying the option exceeds the strike price, it is anticipated that the option would go unexercised and the Fund would earn the full premium upon the option's expiration or a portion of the premium upon the option's early termination. If the market price of the instrument underlying the option drops below the strike price, it is anticipated that the option would be exercised and the Fund would pay the option buyer the difference between the market value of the underlying instrument and the strike price.

At June 30, 2023, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Liability Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Equity Risk
Options written	Option contracts written, at value	$(172,351)

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The impact of the use of derivative instruments on the Statement of Operations during the six months ended June 30, 2023, was as follows:

Realized Gain/(Loss)

Derivative Type	Statement of Operations Location	Equity Risk
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	$3,313,816

Change in Appreciation/(Depreciation)

Derivative Type	Statement of Operations Location	Equity Risk
Options written	Change in net unrealized appreciation/(depreciation) in value of: Option contracts written	$119,118

While the Fund may receive rights and warrants in connection with its investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.

11  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at the annual rate of 0.45% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, NBIA retains JPMorgan Chase Bank, NA ("JPM") as its sub-administrator under a Sub-Administration Agreement. NBIA pays JPM a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2023, there was no repayment to NBIA under this agreement.

17

At June 30, 2023, the Fund's contingent liabilities to NBIA under the agreement were as follows:

			Expenses Reimbursed in Year Ending, December 31,
			2020	2021	2022	2023
			Subject to Repayment Until December 31,
	Contractual Expense Limitation(1)	Expiration	2023	2024	2025	2026
Class S	1.05%	12/31/26	$183,237	$184,142	$178,991	$83,871

(1)  Expense limitation per annum of the Fund's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class S shares. The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2023, there were purchase and sale transactions of long-term securities (excluding written option contracts) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
$3,542,594	$—	$4,200,000	$—

During the six months ended June 30, 2023, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2023 and for the year ended December 31, 2022 was as follows:

	For the Six Months Ended June 30, 2023				For the Year Ended December 31, 2022
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class S	346,149	—	(425,484)	(79,335)	574,101	851,388	(550,169)	875,320

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Other: At June 30, 2023, affiliated persons, as defined in the 1940 Act, owned 0.06% of the Fund's outstanding shares.

Note E—Line of Credit:

At June 30, 2023, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under the Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2023. During the six months ended June 30, 2023, the Fund did not utilize the Credit Facility.

Note F—Recent Accounting Pronouncement:

In June 2022, FASB issued Accounting Standards Update No. 2022-03, "Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.

In December 2022, the FASB issued Accounting Standards Update No. 2022-06, "Reference Rate Reform (Topic 848)" ("ASU 2022-06"), which is an update to Accounting Standards Update No. 2021-01, "Reference Rate Reform (Topic 848)" ("ASU 2021-01") and defers the sunset date for applying the reference rate reform relief in Topic 848. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

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Financial Highlights

U.S. Equity Index PutWrite Strategy Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$8.20		$11.39	$10.31	$10.30	$8.95	$9.90
Income From Investment Operations:
Net Investment Income/(Loss)‡	0.06		—	(0.06)	0.04	0.09	0.04
Net Gains or Losses on Securities (both realized and unrealized)	0.83		(1.39)	1.89	0.77	1.28	(0.70)
Total From Investment Operations	0.89		(1.39)	1.83	0.81	1.37	(0.66)
Less Distributions From:
Net Investment Income	—		—	(0.03)	(0.09)	(0.02)	—
Net Realized Capital Gains	—		(1.80)	(0.72)	(0.71)	—	(0.29)
Total Distributions	—		(1.80)	(0.75)	(0.80)	(0.02)	(0.29)
Net Asset Value, End of Period	$9.09		$8.20	$11.39	$10.31	$10.30	$8.95
Total Return††	10.85	%*	(11.28)%	17.94%	8.26%	15.26%	(6.78)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$40.2		$36.9	$41.3	$36.0	$34.6	$12.0
Ratio of Gross Expenses to Average Net Assets#	1.49	%**	1.53%	1.52%	1.61%	1.72%	2.59%
Ratio of Net Expenses to Average Net Assets	1.05	%**	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.37	%**	(0.04)%	(0.53)%	0.36%	0.97%	0.46%
Portfolio Turnover Rate (excluding securities sold short)	13	%*	36%	44%	48%	26%	23%

See Notes to Financial Highlights

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Notes to Financial Highlights U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

††  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

‡  Calculated based on the average number of shares outstanding during each fiscal period.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

*  Not annualized.

**  Annualized.

21

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust's Form N-PORT is available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund's liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund's liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund's liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund's investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions, which for the relevant period included, among other factors, market volatility as a result of geopolitical tensions (e.g., Russia's invasion of Ukraine) and rising inflation. The Program Administrator also utilizes information about the Fund's investment strategy, the characteristics of the Fund's shareholder base and historical redemption activity.

The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from April 1, 2022 through March 31, 2023. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.

22

(b)	Not applicable to the Registrant.
Item 2. Code of Ethics.
The Board of Trustees (“Board”) of Neuberger Berman Advisers Management Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.
(a)	The complete schedule of investments for each series is disclosed in the Registrant's applicable semi-annual reports, which are included as Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13.  Exhibits.

(a)	(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023).

(a)	(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)	(3)	Not applicable to the Registrant.

(a)	(4)	Not applicable to the Registrant.

(b)		The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 1, 2023

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 31, 2023